Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nationwide Mutual Funds
Entity Central Index Key	0001048702
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000161356
Shareholder Report [Line Items]
Fund Name	Nationwide Strategic Income Fund
Class Name	Class A: NWXEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$93	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
Nov 15	$9,775	$10,000
Oct 16	$10,570	$10,437
Oct 17	$11,680	$10,531
Oct 18	$12,020	$10,315
Oct 19	$12,724	$11,502
Oct 20	$12,718	$12,214
Oct 21	$14,034	$12,156
Oct 22	$13,395	$10,250
Oct 23	$14,454	$10,287
Oct 24	$16,174	$11,372
Oct 25	$17,361	$13,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	7.33%	6.42%	5.91%
Class A (with sales charge)Footnote Reference1	4.92%	5.94%	5.67%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,460,476,485
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 4,188,781
InvestmentCompanyPortfolioTurnover	290.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,460,476,485
Number of Portfolio Holdings	644
Portfolio Turnover Rate	290.32%
Advisory Fees - net of reimbursement & waiver, if any	$4,188,781

Holdings [Text Block]
Corporate Bonds	57.9%
Asset-Backed Securities	15.7%
Collateralized Mortgage Obligations	11.8%
Repurchase Agreements	10.8%
Foreign Government Securities	3.8%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	2.7%
Loan Participations	1.9%
Supranational	0.7%
Other liabilities in excess of assets	-8.1%

Largest Holdings [Text Block]
United States	58.2%
Bermuda	4.7%
Japan	3.3%
Mexico	2.5%
France	2.3%
Canada	2.1%
Cayman Islands	1.9%
Colombia	1.7%
United Kingdom	1.2%
Germany	1.2%
Other CountriesFootnote Reference#	20.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. The sub-adviser is formerly known as Amundi Asset Management US, Inc.

2. Effective June 26, 2025, Nationwide Amundi Strategic Income Fund was renamed to "Nationwide Strategic Income Fund".

C000161358
Shareholder Report [Line Items]
Fund Name	Nationwide Strategic Income Fund
Class Name	Class R6: NWXGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$51	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Nov 15	$1,000,000	$1,000,000
Oct 16	$1,084,696	$1,043,700
Oct 17	$1,201,794	$1,053,093
Oct 18	$1,240,230	$1,031,505
Oct 19	$1,318,768	$1,150,231
Oct 20	$1,321,358	$1,221,430
Oct 21	$1,462,982	$1,215,568
Oct 22	$1,401,659	$1,024,967
Oct 23	$1,515,893	$1,028,656
Oct 24	$1,706,134	$1,137,180
Oct 25	$1,837,307	$1,399,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	7.69%	6.82%	6.27%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,460,476,485
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 4,188,781
InvestmentCompanyPortfolioTurnover	290.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,460,476,485
Number of Portfolio Holdings	644
Portfolio Turnover Rate	290.32%
Advisory Fees - net of reimbursement & waiver, if any	$4,188,781

Holdings [Text Block]
Corporate Bonds	57.9%
Asset-Backed Securities	15.7%
Collateralized Mortgage Obligations	11.8%
Repurchase Agreements	10.8%
Foreign Government Securities	3.8%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	2.7%
Loan Participations	1.9%
Supranational	0.7%
Other liabilities in excess of assets	-8.1%

Largest Holdings [Text Block]
United States	58.2%
Bermuda	4.7%
Japan	3.3%
Mexico	2.5%
France	2.3%
Canada	2.1%
Cayman Islands	1.9%
Colombia	1.7%
United Kingdom	1.2%
Germany	1.2%
Other CountriesFootnote Reference#	20.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. The sub-adviser is formerly known as Amundi Asset Management US, Inc.

2. Effective June 26, 2025, Nationwide Amundi Strategic Income Fund was renamed to "Nationwide Strategic Income Fund".

C000161359
Shareholder Report [Line Items]
Fund Name	Nationwide Strategic Income Fund
Class Name	Institutional Service Class: NWXHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$63	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Nov 15	$50,000	$50,000
Oct 16	$54,205	$52,185
Oct 17	$60,058	$52,655
Oct 18	$61,993	$51,575
Oct 19	$65,826	$57,512
Oct 20	$65,946	$61,072
Oct 21	$72,924	$60,778
Oct 22	$69,712	$51,248
Oct 23	$75,376	$51,433
Oct 24	$84,733	$56,859
Oct 25	$91,133	$69,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	7.55%	6.68%	6.19%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,460,476,485
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 4,188,781
InvestmentCompanyPortfolioTurnover	290.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,460,476,485
Number of Portfolio Holdings	644
Portfolio Turnover Rate	290.32%
Advisory Fees - net of reimbursement & waiver, if any	$4,188,781

Holdings [Text Block]
Corporate Bonds	57.9%
Asset-Backed Securities	15.7%
Collateralized Mortgage Obligations	11.8%
Repurchase Agreements	10.8%
Foreign Government Securities	3.8%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	2.7%
Loan Participations	1.9%
Supranational	0.7%
Other liabilities in excess of assets	-8.1%

Largest Holdings [Text Block]
United States	58.2%
Bermuda	4.7%
Japan	3.3%
Mexico	2.5%
France	2.3%
Canada	2.1%
Cayman Islands	1.9%
Colombia	1.7%
United Kingdom	1.2%
Germany	1.2%
Other CountriesFootnote Reference#	20.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. The sub-adviser is formerly known as Amundi Asset Management US, Inc.

2. Effective June 26, 2025, Nationwide Amundi Strategic Income Fund was renamed to "Nationwide Strategic Income Fund".

C000127572
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class A: NWHDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$128	1.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Value Index
Oct 15	$9,425	$10,000	$10,000
Oct 16	$9,715	$10,424	$10,881
Oct 17	$11,940	$12,924	$13,581
Oct 18	$10,943	$13,776	$13,500
Oct 19	$11,154	$15,635	$13,935
Oct 20	$9,980	$17,221	$11,995
Oct 21	$16,958	$24,782	$19,708
Oct 22	$15,462	$20,688	$17,594
Oct 23	$14,253	$22,422	$15,847
Oct 24	$18,871	$30,910	$20,881
Oct 25	$20,248	$37,343	$22,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	7.36%Footnote Reference*	15.20%	7.95%
Class A (with sales charge)Footnote Reference1	1.11%	13.84%	7.31%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 108,294,695
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 777,688
InvestmentCompanyPortfolioTurnover	404.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,294,695
Number of Portfolio Holdings	313
Portfolio Turnover Rate	404.58%
Advisory Fees - net of reimbursement & waiver, if any	$777,688

Holdings [Text Block]
Common Stocks	96.9%
Repurchase Agreements	10.1%
Exchange Traded Funds	2.5%
Other liabilities in excess of assets	-9.5%

Largest Holdings [Text Block]
Banks	14.9%
Oil, Gas & Consumable Fuels	5.0%
Machinery	3.1%
Specialty Retail	3.0%
Biotechnology	3.0%
Health Care Providers & Services	2.7%
Gas Utilities	2.4%
Insurance	2.4%
Household Durables	2.4%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	58.8%

Material Fund Change [Text Block]
C000127574
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class M: NWHFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$98	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Class M	Russell 3000® Index	Russell 2000® Value Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,347	$10,424	$10,881
Oct 17	$12,756	$12,924	$13,581
Oct 18	$11,734	$13,776	$13,500
Oct 19	$11,997	$15,635	$13,935
Oct 20	$10,770	$17,221	$11,995
Oct 21	$18,374	$24,782	$19,708
Oct 22	$16,810	$20,688	$17,594
Oct 23	$15,545	$22,422	$15,847
Oct 24	$20,650	$30,910	$20,881
Oct 25	$22,231	$37,343	$22,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference1	7.66%	15.60%	8.32%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 108,294,695
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 777,688
InvestmentCompanyPortfolioTurnover	404.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,294,695
Number of Portfolio Holdings	313
Portfolio Turnover Rate	404.58%
Advisory Fees - net of reimbursement & waiver, if any	$777,688

Holdings [Text Block]
Common Stocks	96.9%
Repurchase Agreements	10.1%
Exchange Traded Funds	2.5%
Other liabilities in excess of assets	-9.5%

Largest Holdings [Text Block]
Banks	14.9%
Oil, Gas & Consumable Fuels	5.0%
Machinery	3.1%
Specialty Retail	3.0%
Biotechnology	3.0%
Health Care Providers & Services	2.7%
Gas Utilities	2.4%
Insurance	2.4%
Household Durables	2.4%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	58.8%

Material Fund Change [Text Block]
C000127575
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class R6: NWHGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$98	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Value Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,034,654	$1,042,431	$1,088,100
Oct 17	$1,274,811	$1,292,400	$1,358,058
Oct 18	$1,173,450	$1,377,646	$1,350,045
Oct 19	$1,199,988	$1,563,486	$1,393,517
Oct 20	$1,077,424	$1,722,150	$1,199,539
Oct 21	$1,835,916	$2,478,160	$1,970,843
Oct 22	$1,680,623	$2,068,823	$1,759,371
Oct 23	$1,554,077	$2,242,194	$1,584,666
Oct 24	$2,063,630	$3,090,980	$2,088,105
Oct 25	$2,221,828	$3,734,291	$2,294,289

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	7.61%Footnote Reference*	15.58%	8.31%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 108,294,695
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 777,688
InvestmentCompanyPortfolioTurnover	404.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,294,695
Number of Portfolio Holdings	313
Portfolio Turnover Rate	404.58%
Advisory Fees - net of reimbursement & waiver, if any	$777,688

Holdings [Text Block]
Common Stocks	96.9%
Repurchase Agreements	10.1%
Exchange Traded Funds	2.5%
Other liabilities in excess of assets	-9.5%

Largest Holdings [Text Block]
Banks	14.9%
Oil, Gas & Consumable Fuels	5.0%
Machinery	3.1%
Specialty Retail	3.0%
Biotechnology	3.0%
Health Care Providers & Services	2.7%
Gas Utilities	2.4%
Insurance	2.4%
Household Durables	2.4%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	58.8%

Material Fund Change [Text Block]
C000127576
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Institutional Service Class: NWHHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$98	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Value Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,703	$52,122	$54,405
Oct 17	$63,618	$64,620	$67,903
Oct 18	$58,480	$68,882	$67,502
Oct 19	$59,690	$78,174	$69,676
Oct 20	$53,491	$86,107	$59,977
Oct 21	$91,181	$123,908	$98,542
Oct 22	$83,392	$103,441	$87,969
Oct 23	$77,083	$112,110	$79,233
Oct 24	$102,386	$154,549	$104,405
Oct 25	$110,273	$186,715	$114,714

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	7.64%Footnote Reference*	15.57%	8.23%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 108,294,695
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 777,688
InvestmentCompanyPortfolioTurnover	404.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,294,695
Number of Portfolio Holdings	313
Portfolio Turnover Rate	404.58%
Advisory Fees - net of reimbursement & waiver, if any	$777,688

Holdings [Text Block]
Common Stocks	96.9%
Repurchase Agreements	10.1%
Exchange Traded Funds	2.5%
Other liabilities in excess of assets	-9.5%

Largest Holdings [Text Block]
Banks	14.9%
Oil, Gas & Consumable Fuels	5.0%
Machinery	3.1%
Specialty Retail	3.0%
Biotechnology	3.0%
Health Care Providers & Services	2.7%
Gas Utilities	2.4%
Insurance	2.4%
Household Durables	2.4%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	58.8%

Material Fund Change [Text Block]
C000127611
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class A: NWHJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$135	1.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.19%
Line Graph [Table Text Block]
	Class A	MSCI EAFE® Index
Oct 15	$9,421	$10,000
Oct 16	$9,164	$9,677
Oct 17	$10,949	$11,945
Oct 18	$9,600	$11,127
Oct 19	$10,332	$12,355
Oct 20	$9,870	$11,508
Oct 21	$12,864	$15,441
Oct 22	$9,708	$11,890
Oct 23	$11,526	$13,602
Oct 24	$14,353	$16,726
Oct 25	$18,070	$20,513

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	25.90%	12.86%	6.73%
Class A (with sales charge)Footnote Reference1	18.63%	11.52%	6.10%
MSCI EAFE® Index	23.03%	12.33%	7.48%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 259,321,194
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,663,679
InvestmentCompanyPortfolioTurnover	41.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$259,321,194
Number of Portfolio Holdings	187
Portfolio Turnover Rate	41.36%
Advisory Fees - net of reimbursement & waiver, if any	$1,663,679

Holdings [Text Block]
Common Stocks	98.9%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.2%

Largest Holdings [Text Block]
Japan	20.0%
United Kingdom	10.5%
Germany	9.4%
United States	8.1%
France	6.7%
Spain	5.3%
Italy	4.4%
Netherlands	3.4%
Singapore	3.1%
South Korea	2.7%
Other CountriesFootnote Reference#	26.4%

Material Fund Change [Text Block]
C000127613
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class M: NWHLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$101	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class M	MSCI EAFE® Index
Oct 15	$10,000	$10,000
Oct 16	$9,765	$9,677
Oct 17	$11,705	$11,945
Oct 18	$10,292	$11,127
Oct 19	$11,133	$12,355
Oct 20	$10,662	$11,508
Oct 21	$13,952	$15,441
Oct 22	$10,549	$11,890
Oct 23	$12,581	$13,602
Oct 24	$15,713	$16,726
Oct 25	$19,849	$20,513

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference1	26.33%	13.24%	7.10%
MSCI EAFE® Index	23.03%	12.33%	7.48%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 259,321,194
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,663,679
InvestmentCompanyPortfolioTurnover	41.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$259,321,194
Number of Portfolio Holdings	187
Portfolio Turnover Rate	41.36%
Advisory Fees - net of reimbursement & waiver, if any	$1,663,679

Holdings [Text Block]
Common Stocks	98.9%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.2%

Largest Holdings [Text Block]
Japan	20.0%
United Kingdom	10.5%
Germany	9.4%
United States	8.1%
France	6.7%
Spain	5.3%
Italy	4.4%
Netherlands	3.4%
Singapore	3.1%
South Korea	2.7%
Other CountriesFootnote Reference#	26.4%

Material Fund Change [Text Block]
C000127614
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class R6: NWHMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$104	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Line Graph [Table Text Block]
	Class R6	MSCI EAFE® Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$976,497	$967,700
Oct 17	$1,171,798	$1,194,529
Oct 18	$1,030,554	$1,112,704
Oct 19	$1,113,289	$1,235,546
Oct 20	$1,066,200	$1,150,788
Oct 21	$1,395,147	$1,544,127
Oct 22	$1,054,855	$1,188,978
Oct 23	$1,258,080	$1,360,190
Oct 24	$1,571,250	$1,672,626
Oct 25	$1,984,904	$2,051,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	26.33%	13.23%	7.10%
MSCI EAFE® Index	23.03%	12.33%	7.48%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 259,321,194
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,663,679
InvestmentCompanyPortfolioTurnover	41.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$259,321,194
Number of Portfolio Holdings	187
Portfolio Turnover Rate	41.36%
Advisory Fees - net of reimbursement & waiver, if any	$1,663,679

Holdings [Text Block]
Common Stocks	98.9%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.2%

Largest Holdings [Text Block]
Japan	20.0%
United Kingdom	10.5%
Germany	9.4%
United States	8.1%
France	6.7%
Spain	5.3%
Italy	4.4%
Netherlands	3.4%
Singapore	3.1%
South Korea	2.7%
Other CountriesFootnote Reference#	26.4%

Material Fund Change [Text Block]
C000127610
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Institutional Service Class: NWHNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$114	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI EAFE® Index
Oct 15	$50,000	$50,000
Oct 16	$48,755	$48,385
Oct 17	$58,459	$59,726
Oct 18	$51,352	$55,635
Oct 19	$55,435	$61,777
Oct 20	$53,050	$57,539
Oct 21	$69,409	$77,206
Oct 22	$52,514	$59,449
Oct 23	$62,601	$68,010
Oct 24	$78,156	$83,631
Oct 25	$98,624	$102,565

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	26.19%	13.20%	7.03%
MSCI EAFE® Index	23.03%	12.33%	7.48%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 259,321,194
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,663,679
InvestmentCompanyPortfolioTurnover	41.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$259,321,194
Number of Portfolio Holdings	187
Portfolio Turnover Rate	41.36%
Advisory Fees - net of reimbursement & waiver, if any	$1,663,679

Holdings [Text Block]
Common Stocks	98.9%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.2%

Largest Holdings [Text Block]
Japan	20.0%
United Kingdom	10.5%
Germany	9.4%
United States	8.1%
France	6.7%
Spain	5.3%
Italy	4.4%
Netherlands	3.4%
Singapore	3.1%
South Korea	2.7%
Other CountriesFootnote Reference#	26.4%

Material Fund Change [Text Block]
C000127615
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class A: NWHOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$137	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 15	$9,423	$10,000	$10,000
Oct 16	$10,115	$10,426	$11,178
Oct 17	$14,026	$12,893	$15,375
Oct 18	$15,043	$13,793	$17,483
Oct 19	$17,267	$15,745	$21,081
Oct 20	$23,887	$17,456	$28,399
Oct 21	$33,810	$25,051	$40,857
Oct 22	$21,446	$20,948	$27,742
Oct 23	$28,219	$22,935	$36,300
Oct 24	$42,198	$31,666	$55,694
Oct 25	$54,263	$38,358	$78,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	28.59%	17.83%	19.13%
Class A (with sales charge)Footnote Reference1	21.19%	16.45%	18.43%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P North American Technology Sector Index™	40.58%	22.49%	22.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 213,903,632
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,412,567
InvestmentCompanyPortfolioTurnover	22.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$213,903,632
Number of Portfolio Holdings	39
Portfolio Turnover Rate	22.09%
Advisory Fees - net of reimbursement & waiver, if any	$1,412,567

Holdings [Text Block]
Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	36.3%
Software	28.8%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.0%
Entertainment	3.8%
Broadline Retail	3.5%
IT Services	3.1%
Electronic Equipment, Instruments & Components	2.7%
Ground Transportation	2.3%
Communications Equipment	2.1%
Other IndustriesFootnote Reference#	3.6%

Material Fund Change [Text Block]
C000127617
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class M: NWHQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class M	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,767	$10,426	$11,178
Oct 17	$14,978	$12,893	$15,375
Oct 18	$16,125	$13,793	$17,483
Oct 19	$18,564	$15,745	$21,081
Oct 20	$25,762	$17,456	$28,399
Oct 21	$36,556	$25,051	$40,857
Oct 22	$23,253	$20,948	$27,742
Oct 23	$30,696	$22,935	$36,300
Oct 24	$46,069	$31,666	$55,694
Oct 25	$59,425	$38,358	$78,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference1	28.99%	18.20%	19.51%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P North American Technology Sector Index™	40.58%	22.49%	22.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 213,903,632
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,412,567
InvestmentCompanyPortfolioTurnover	22.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$213,903,632
Number of Portfolio Holdings	39
Portfolio Turnover Rate	22.09%
Advisory Fees - net of reimbursement & waiver, if any	$1,412,567

Holdings [Text Block]
Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	36.3%
Software	28.8%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.0%
Entertainment	3.8%
Broadline Retail	3.5%
IT Services	3.1%
Electronic Equipment, Instruments & Components	2.7%
Ground Transportation	2.3%
Communications Equipment	2.1%
Other IndustriesFootnote Reference#	3.6%

Material Fund Change [Text Block]
C000127618
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class R6: NWHTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,076,279	$1,042,555	$1,117,800
Oct 17	$1,497,634	$1,289,313	$1,537,534
Oct 18	$1,612,610	$1,379,279	$1,748,330
Oct 19	$1,856,299	$1,574,477	$2,108,136
Oct 20	$2,575,495	$1,745,557	$2,839,870
Oct 21	$3,655,363	$2,505,076	$4,085,721
Oct 22	$2,325,879	$2,094,790	$2,774,205
Oct 23	$3,069,544	$2,293,458	$3,630,047
Oct 24	$4,605,460	$3,166,550	$5,569,390
Oct 25	$5,941,536	$3,835,829	$7,829,689

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	29.01%	18.20%	19.51%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P North American Technology Sector Index™	40.58%	22.49%	22.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 213,903,632
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,412,567
InvestmentCompanyPortfolioTurnover	22.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$213,903,632
Number of Portfolio Holdings	39
Portfolio Turnover Rate	22.09%
Advisory Fees - net of reimbursement & waiver, if any	$1,412,567

Holdings [Text Block]
Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	36.3%
Software	28.8%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.0%
Entertainment	3.8%
Broadline Retail	3.5%
IT Services	3.1%
Electronic Equipment, Instruments & Components	2.7%
Ground Transportation	2.3%
Communications Equipment	2.1%
Other IndustriesFootnote Reference#	3.6%

Material Fund Change [Text Block]
C000127619
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Institutional Service Class: NWHUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$118	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.03%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 15	$50,000	$50,000	$50,000
Oct 16	$53,798	$52,128	$55,890
Oct 17	$74,782	$64,466	$76,877
Oct 18	$80,449	$68,964	$87,416
Oct 19	$92,510	$78,724	$105,407
Oct 20	$128,215	$87,278	$141,994
Oct 21	$181,819	$125,254	$204,286
Oct 22	$115,562	$104,740	$138,710
Oct 23	$152,440	$114,673	$181,502
Oct 24	$228,404	$158,328	$278,469
Oct 25	$294,213	$191,791	$391,484

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.81%	18.07%	19.39%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P North American Technology Sector Index™	40.58%	22.49%	22.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 213,903,632
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,412,567
InvestmentCompanyPortfolioTurnover	22.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$213,903,632
Number of Portfolio Holdings	39
Portfolio Turnover Rate	22.09%
Advisory Fees - net of reimbursement & waiver, if any	$1,412,567

Holdings [Text Block]
Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	36.3%
Software	28.8%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.0%
Entertainment	3.8%
Broadline Retail	3.5%
IT Services	3.1%
Electronic Equipment, Instruments & Components	2.7%
Ground Transportation	2.3%
Communications Equipment	2.1%
Other IndustriesFootnote Reference#	3.6%

Material Fund Change [Text Block]
C000013636
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class A: NMFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$92	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class A	S&P 500® Index
Oct 15	$9,421	$10,000
Oct 16	$9,249	$10,451
Oct 17	$11,736	$12,921
Oct 18	$12,872	$13,870
Oct 19	$15,317	$15,858
Oct 20	$16,875	$17,398
Oct 21	$24,243	$24,863
Oct 22	$19,744	$21,230
Oct 23	$21,208	$23,383
Oct 24	$28,909	$32,273
Oct 25	$34,812	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	20.42%	15.58%	13.96%
Class A (with sales charge)Footnote Reference1	13.51%	14.22%	13.29%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,598,684,314
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 6,157,703
InvestmentCompanyPortfolioTurnover	13.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Holdings [Text Block]
Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%

Material Fund Change [Text Block]
C000013639
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class R: GGFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$124	1.12%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.12%
Line Graph [Table Text Block]
	Class R	S&P 500® Index
Oct 15	$10,000	$10,000
Oct 16	$9,839	$10,451
Oct 17	$12,428	$12,921
Oct 18	$13,572	$13,870
Oct 19	$16,094	$15,858
Oct 20	$17,674	$17,398
Oct 21	$25,285	$24,863
Oct 22	$20,513	$21,230
Oct 23	$21,940	$23,383
Oct 24	$29,812	$32,273
Oct 25	$35,780	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	20.02%	15.15%	13.60%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,598,684,314
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 6,157,703
InvestmentCompanyPortfolioTurnover	13.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Holdings [Text Block]
Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%

Material Fund Change [Text Block]
C000025368
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class R6: MUIGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$55	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$984,798	$1,045,100
Oct 17	$1,253,021	$1,292,057
Oct 18	$1,378,343	$1,387,023
Oct 19	$1,645,427	$1,585,784
Oct 20	$1,819,919	$1,739,763
Oct 21	$2,621,173	$2,486,296
Oct 22	$2,141,417	$2,123,048
Oct 23	$2,307,987	$2,338,325
Oct 24	$3,156,862	$3,227,288
Oct 25	$3,813,305	$3,919,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	20.79%	15.94%	14.32%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,598,684,314
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 6,157,703
InvestmentCompanyPortfolioTurnover	13.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Holdings [Text Block]
Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%

Material Fund Change [Text Block]
C000204949
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Eagle Class: NWAEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$58	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Eagle Class	S&P 500® Index
Oct 18	$50,000	$50,000
Oct 18	$45,294	$46,580
Oct 19	$54,046	$53,255
Oct 20	$59,668	$58,426
Oct 21	$85,949	$83,497
Oct 22	$70,184	$71,298
Oct 23	$75,707	$78,527
Oct 24	$103,493	$108,381
Oct 25	$124,956	$131,631

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Eagle Class - (Inception 10/01/2018)Footnote Reference1	20.74%	15.93%	13.81%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Inception Date	Oct. 01, 2018
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,598,684,314
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 6,157,703
InvestmentCompanyPortfolioTurnover	13.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Holdings [Text Block]
Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%

Material Fund Change [Text Block]
C000107253
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Institutional Service Class: NGISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$65	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Institutional Service Class	S&P 500® Index
Oct 15	$50,000	$50,000
Oct 16	$49,172	$52,255
Oct 17	$62,438	$64,603
Oct 18	$68,605	$69,351
Oct 19	$81,770	$79,289
Oct 20	$90,268	$86,988
Oct 21	$129,907	$124,315
Oct 22	$105,998	$106,152
Oct 23	$114,062	$116,916
Oct 24	$155,746	$161,364
Oct 25	$188,025	$195,981

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	20.73%	15.81%	14.16%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,598,684,314
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 6,157,703
InvestmentCompanyPortfolioTurnover	13.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Holdings [Text Block]
Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%

Material Fund Change [Text Block]
C000214212
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class A: NWALX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$92	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$9,425	$10,000	$10,000
Oct 20	$8,116	$10,683	$8,411
Oct 21	$12,651	$15,331	$12,092
Oct 22	$12,611	$12,820	$11,245
Oct 23	$12,835	$14,036	$11,260
Oct 24	$16,479	$19,380	$14,748
Oct 25	$18,373	$23,476	$16,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 12/16/2019)	11.49%	17.75%	12.03%
Class A (with sales charge)Footnote Reference1	5.09%	16.36%	10.91%
Russell 1000® Index	21.14%	17.05%	15.46%
Russell 1000® Value Index	11.15%	14.28%	9.76%

Performance Inception Date	Dec. 16, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 745,292,522
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,350,538
InvestmentCompanyPortfolioTurnover	80.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Holdings [Text Block]
Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%

Largest Holdings [Text Block]
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%

Material Fund Change [Text Block]
C000214213
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class K: NWAMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class K	$74	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class K	Russell 1000® Index	Russell 1000® Value Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,315	$10,426	$10,637
Oct 17	$12,464	$12,893	$12,528
Oct 18	$13,503	$13,793	$12,908
Oct 19	$14,989	$15,745	$14,355
Oct 20	$13,628	$17,456	$13,268
Oct 21	$21,291	$25,051	$19,074
Oct 22	$21,257	$20,948	$17,739
Oct 23	$21,667	$22,935	$17,762
Oct 24	$27,863	$31,666	$23,264
Oct 25	$31,120	$38,358	$25,858

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class KFootnote Reference1,Footnote Reference2	11.66%Footnote Reference*	17.96%	12.02%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 745,292,522
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,350,538
InvestmentCompanyPortfolioTurnover	80.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Holdings [Text Block]
Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%

Largest Holdings [Text Block]
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%

Material Fund Change [Text Block]
C000214214
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class R6: NWANX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$64	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$1,000,000	$1,000,000	$1,000,000
Oct 20	$864,909	$1,068,300	$841,100
Oct 21	$1,351,989	$1,533,134	$1,209,165
Oct 22	$1,351,496	$1,282,035	$1,124,524
Oct 23	$1,378,699	$1,403,622	$1,125,986
Oct 24	$1,775,029	$1,937,964	$1,474,775
Oct 25	$1,984,442	$2,347,570	$1,639,187

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 12/16/2019)Footnote Reference1	11.80%	18.07%	12.37%
Russell 1000® Index	21.14%	17.05%	15.46%
Russell 1000® Value Index	11.15%	14.28%	9.76%

Performance Inception Date	Dec. 16, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 745,292,522
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,350,538
InvestmentCompanyPortfolioTurnover	80.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Holdings [Text Block]
Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%

Largest Holdings [Text Block]
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%

Material Fund Change [Text Block]
C000214210
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Eagle Class: NWAPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$64	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
	Eagle Class	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$50,000	$50,000	$50,000
Oct 20	$43,207	$53,415	$42,055
Oct 21	$67,527	$76,657	$60,458
Oct 22	$67,491	$64,102	$56,226
Oct 23	$68,862	$70,181	$56,299
Oct 24	$88,644	$96,898	$73,739
Oct 25	$99,119	$117,378	$81,959

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Eagle Class - (Inception 12/16/2019)Footnote Reference1	11.73%Footnote Reference*	18.07%	12.35%
Russell 1000® Index	21.14%	17.05%	15.46%
Russell 1000® Value Index	11.15%	14.28%	9.76%

Performance Inception Date	Dec. 16, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 745,292,522
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,350,538
InvestmentCompanyPortfolioTurnover	80.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Holdings [Text Block]
Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%

Largest Holdings [Text Block]
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%

Material Fund Change [Text Block]
C000214211
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Institutional Service Class: NWAOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$73	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$50,000	$50,000	$50,000
Oct 20	$43,153	$53,415	$42,055
Oct 21	$67,430	$76,657	$60,458
Oct 22	$67,408	$64,102	$56,226
Oct 23	$68,751	$70,181	$56,299
Oct 24	$88,419	$96,898	$73,739
Oct 25	$98,759	$117,378	$81,959

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/16/2019)Footnote Reference1	11.70%	18.01%	12.28%
Russell 1000® Index	21.14%	17.05%	15.46%
Russell 1000® Value Index	11.15%	14.28%	9.76%

Performance Inception Date	Dec. 16, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 745,292,522
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,350,538
InvestmentCompanyPortfolioTurnover	80.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Holdings [Text Block]
Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%

Largest Holdings [Text Block]
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%

Material Fund Change [Text Block]
C000013548
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Class A: GBIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 15	$9,772	$10,000
Oct 16	$10,127	$10,437
Oct 17	$10,143	$10,531
Oct 18	$9,872	$10,315
Oct 19	$10,933	$11,502
Oct 20	$11,505	$12,214
Oct 21	$11,379	$12,156
Oct 22	$9,538	$10,250
Oct 23	$9,514	$10,287
Oct 24	$10,437	$11,372
Oct 25	$11,011	$12,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.51%	-0.87%	1.20%
Class A (with sales charge)Footnote Reference1	3.14%	-1.32%	0.97%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 253,184,887
Holdings Count | Holding	2,338
Advisory Fees Paid, Amount	$ 227,992
InvestmentCompanyPortfolioTurnover	78.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$253,184,887
Number of Portfolio Holdings	2,338
Portfolio Turnover Rate	78.72%
Advisory Fees - net of reimbursement & waiver, if any	$227,992

Holdings [Text Block]
U.S. Treasury Obligations	44.8%
Mortgage-Backed Securities	24.2%
Corporate Bonds	23.8%
Repurchase Agreements	3.9%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.6%
Supranational	1.3%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-1.8%

Largest Holdings [Text Block]
Banks	4.4%
Capital Markets	1.7%
Oil, Gas & Consumable Fuels	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.1%

C000013550
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Class R6: GBXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,041,557	$1,043,700
Oct 17	$1,047,569	$1,053,093
Oct 18	$1,022,684	$1,031,505
Oct 19	$1,138,657	$1,150,231
Oct 20	$1,203,403	$1,221,430
Oct 21	$1,195,181	$1,215,568
Oct 22	$1,005,813	$1,024,967
Oct 23	$1,007,576	$1,028,656
Oct 24	$1,111,265	$1,137,180
Oct 25	$1,176,261	$1,207,230

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	5.85%	-0.46%	1.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 253,184,887
Holdings Count | Holding	2,338
Advisory Fees Paid, Amount	$ 227,992
InvestmentCompanyPortfolioTurnover	78.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$253,184,887
Number of Portfolio Holdings	2,338
Portfolio Turnover Rate	78.72%
Advisory Fees - net of reimbursement & waiver, if any	$227,992

Holdings [Text Block]
U.S. Treasury Obligations	44.8%
Mortgage-Backed Securities	24.2%
Corporate Bonds	23.8%
Repurchase Agreements	3.9%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.6%
Supranational	1.3%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-1.8%

Largest Holdings [Text Block]
Banks	4.4%
Capital Markets	1.7%
Oil, Gas & Consumable Fuels	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.1%

C000175977
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Institutional Service Class: NWXOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$48	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Dec 16	$50,000	$50,000
Oct 17	$51,533	$51,675
Oct 18	$50,200	$50,616
Oct 19	$55,754	$56,442
Oct 20	$58,728	$59,935
Oct 21	$58,231	$59,648
Oct 22	$48,875	$50,295
Oct 23	$48,838	$50,476
Oct 24	$53,675	$55,801
Oct 25	$56,732	$59,238

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	5.70%	-0.69%	1.43%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.93%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 253,184,887
Holdings Count | Holding	2,338
Advisory Fees Paid, Amount	$ 227,992
InvestmentCompanyPortfolioTurnover	78.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$253,184,887
Number of Portfolio Holdings	2,338
Portfolio Turnover Rate	78.72%
Advisory Fees - net of reimbursement & waiver, if any	$227,992

Holdings [Text Block]
U.S. Treasury Obligations	44.8%
Mortgage-Backed Securities	24.2%
Corporate Bonds	23.8%
Repurchase Agreements	3.9%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.6%
Supranational	1.3%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-1.8%

Largest Holdings [Text Block]
Banks	4.4%
Capital Markets	1.7%
Oil, Gas & Consumable Fuels	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.1%

C000227359
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$34	0.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Mar 21	$1,000,000	$1,000,000
Oct 21	$1,010,000	$1,005,800
Oct 22	$838,235	$848,091
Oct 23	$841,248	$851,144
Oct 24	$935,431	$940,939
Oct 25	$998,436	$998,901

Average Annual Return [Table Text Block]
	1 Year	3 Years	Since inception
Class R6 - (Inception 03/12/2021)Footnote Reference1	6.74%	6.00%	-0.03%
Bloomberg U.S. Aggregate Bond Index	6.16%	5.60%	0.13%

Performance Inception Date	Mar. 12, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 934,138,002
Holdings Count | Holding	706
Advisory Fees Paid, Amount	$ 2,421,014
InvestmentCompanyPortfolioTurnover	219.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$934,138,002
Number of Portfolio Holdings	706
Portfolio Turnover Rate	219.87%
Advisory Fees - net of reimbursement & waiver, if any	$2,421,014

Holdings [Text Block]
Mortgage-Backed Securities	32.6%
U.S. Treasury Obligations	27.6%
Corporate Bonds	19.4%
Asset-Backed Securities	9.7%
Commercial Mortgage-Backed Securities	7.6%
Short-Term Investments	4.0%
Collateralized Mortgage Obligations	3.3%
Repurchase Agreements	2.3%
Foreign Government Securities	0.9%
Other liabilities in excess of assets	-7.4%

Largest Holdings [Text Block]
Banks	2.1%
Oil, Gas & Consumable Fuels	1.7%
Health Care Providers & Services	1.6%
Capital Markets	1.3%
Software	1.2%
Food Products	1.1%
Hotels, Restaurants & Leisure	1.0%
Aerospace & Defense	0.6%
Beverages	0.6%
Other IndustriesFootnote Reference#	88.8%

C000051733
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class A: NWIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 15	$9,422	$10,000	$10,000
Oct 16	$9,641	$10,205	$10,343
Oct 17	$11,282	$12,573	$11,867
Oct 18	$11,198	$12,508	$11,907
Oct 19	$12,410	$14,082	$13,208
Oct 20	$12,841	$14,771	$13,739
Oct 21	$15,919	$20,277	$16,836
Oct 22	$12,985	$16,230	$14,302
Oct 23	$13,629	$17,935	$15,152
Oct 24	$16,499	$23,816	$18,330
Oct 25	$18,730	$29,208	$20,716

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	13.52%	7.84%	7.11%
Class A (with sales charge)Footnote Reference1	6.95%	6.56%	6.48%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2030 Index	13.02%	8.56%	7.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 191,976,614
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 257,817
InvestmentCompanyPortfolioTurnover	40.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,976,614
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.14%
Advisory Fees - net of reimbursement & waiver, if any	$257,817

Holdings [Text Block]
Equity Fund	53.5%
Fixed Income Fund	38.9%
Alternative Assets	4.1%
Money Market Fund	3.5%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.3%
Nationwide International Index Fund, Class R6	8.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.0%
Nationwide Strategic Income Fund, Class R6	4.1%
Nationwide Large Cap Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	9.2%

Material Fund Change [Text Block]
C000051736
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class R: NWBIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$94	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,205	$10,205	$10,343
Oct 17	$11,920	$12,573	$11,867
Oct 18	$11,787	$12,508	$11,907
Oct 19	$13,033	$14,082	$13,208
Oct 20	$13,459	$14,771	$13,739
Oct 21	$16,628	$20,277	$16,836
Oct 22	$13,533	$16,230	$14,302
Oct 23	$14,169	$17,935	$15,152
Oct 24	$17,110	$23,816	$18,330
Oct 25	$19,364	$29,208	$20,716

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	13.18%	7.55%	6.83%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2030 Index	13.02%	8.56%	7.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 191,976,614
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 257,817
InvestmentCompanyPortfolioTurnover	40.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,976,614
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.14%
Advisory Fees - net of reimbursement & waiver, if any	$257,817

Holdings [Text Block]
Equity Fund	53.5%
Fixed Income Fund	38.9%
Alternative Assets	4.1%
Money Market Fund	3.5%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.3%
Nationwide International Index Fund, Class R6	8.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.0%
Nationwide Strategic Income Fund, Class R6	4.1%
Nationwide Large Cap Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	9.2%

Material Fund Change [Text Block]
C000051738
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class R6: NWIIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,028,120	$1,020,480	$1,034,300
Oct 17	$1,208,833	$1,257,261	$1,186,652
Oct 18	$1,204,439	$1,250,753	$1,190,687
Oct 19	$1,341,557	$1,408,241	$1,320,829
Oct 20	$1,396,334	$1,477,072	$1,373,926
Oct 21	$1,738,811	$2,027,687	$1,683,609
Oct 22	$1,425,412	$1,623,015	$1,430,226
Oct 23	$1,502,728	$1,793,462	$1,515,182
Oct 24	$1,829,114	$2,381,553	$1,832,974
Oct 25	$2,085,896	$2,920,802	$2,071,627

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	14.04%	8.36%	7.63%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2030 Index	13.02%	8.56%	7.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 191,976,614
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 257,817
InvestmentCompanyPortfolioTurnover	40.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,976,614
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.14%
Advisory Fees - net of reimbursement & waiver, if any	$257,817

Holdings [Text Block]
Equity Fund	53.5%
Fixed Income Fund	38.9%
Alternative Assets	4.1%
Money Market Fund	3.5%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.3%
Nationwide International Index Fund, Class R6	8.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.0%
Nationwide Strategic Income Fund, Class R6	4.1%
Nationwide Large Cap Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	9.2%

Material Fund Change [Text Block]
C000051737
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Institutional Service Class: NWISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$41	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,282	$51,024	$51,715
Oct 17	$60,200	$62,863	$59,333
Oct 18	$59,836	$62,538	$59,534
Oct 19	$66,452	$70,412	$66,041
Oct 20	$69,004	$73,854	$68,696
Oct 21	$85,758	$101,384	$84,180
Oct 22	$70,101	$81,151	$71,511
Oct 23	$73,702	$89,673	$75,759
Oct 24	$89,461	$119,078	$91,649
Oct 25	$101,763	$146,040	$103,581

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	13.75%	8.08%	7.36%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2030 Index	13.02%	8.56%	7.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 191,976,614
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 257,817
InvestmentCompanyPortfolioTurnover	40.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,976,614
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.14%
Advisory Fees - net of reimbursement & waiver, if any	$257,817

Holdings [Text Block]
Equity Fund	53.5%
Fixed Income Fund	38.9%
Alternative Assets	4.1%
Money Market Fund	3.5%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.3%
Nationwide International Index Fund, Class R6	8.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.0%
Nationwide Strategic Income Fund, Class R6	4.1%
Nationwide Large Cap Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	9.2%

Material Fund Change [Text Block]
C000051739
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class A: NWLAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$67	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,643	$10,205	$10,328
Oct 17	$11,403	$12,573	$12,008
Oct 18	$11,308	$12,508	$12,060
Oct 19	$12,564	$14,082	$13,414
Oct 20	$12,908	$14,771	$13,893
Oct 21	$16,625	$20,277	$17,632
Oct 22	$13,434	$16,230	$14,795
Oct 23	$14,196	$17,935	$15,836
Oct 24	$17,560	$23,816	$19,580
Oct 25	$20,184	$29,208	$22,480

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	14.94%	9.35%	7.91%
Class A (with sales charge)Footnote Reference1	8.38%	8.08%	7.28%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2035 Index	14.81%	10.10%	8.44%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 187,302,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 253,699
InvestmentCompanyPortfolioTurnover	39.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,302,337
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.01%
Advisory Fees - net of reimbursement & waiver, if any	$253,699

Holdings [Text Block]
Equity Fund	65.3%
Fixed Income Fund	30.0%
Alternative Assets	3.0%
Repurchase Agreement	2.0%
Money Market Fund	1.7%
Other liabilities in excess of assets	-2.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
Nationwide International Index Fund, Class R6	9.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.4%
Nationwide International Equity Portfolio, Class R6	8.0%
Nationwide Large Cap Equity Portfolio, Class R6	4.6%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Strategic Income Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.3%
Other HoldingsFootnote Reference#	9.5%

Material Fund Change [Text Block]
C000051742
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class R: NWLBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$95	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,202	$10,205	$10,328
Oct 17	$12,037	$12,573	$12,008
Oct 18	$11,905	$12,508	$12,060
Oct 19	$13,187	$14,082	$13,414
Oct 20	$13,524	$14,771	$13,893
Oct 21	$17,364	$20,277	$17,632
Oct 22	$13,994	$16,230	$14,795
Oct 23	$14,735	$17,935	$15,836
Oct 24	$18,179	$23,816	$19,580
Oct 25	$20,854	$29,208	$22,480

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	14.72%	9.05%	7.63%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2035 Index	14.81%	10.10%	8.44%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 187,302,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 253,699
InvestmentCompanyPortfolioTurnover	39.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,302,337
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.01%
Advisory Fees - net of reimbursement & waiver, if any	$253,699

Holdings [Text Block]
Equity Fund	65.3%
Fixed Income Fund	30.0%
Alternative Assets	3.0%
Repurchase Agreement	2.0%
Money Market Fund	1.7%
Other liabilities in excess of assets	-2.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
Nationwide International Index Fund, Class R6	9.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.4%
Nationwide International Equity Portfolio, Class R6	8.0%
Nationwide Large Cap Equity Portfolio, Class R6	4.6%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Strategic Income Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.3%
Other HoldingsFootnote Reference#	9.5%

Material Fund Change [Text Block]
C000051744
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class R6: NWLIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,027,580	$1,020,480	$1,032,800
Oct 17	$1,221,759	$1,257,261	$1,200,837
Oct 18	$1,216,466	$1,250,753	$1,206,000
Oct 19	$1,358,714	$1,408,241	$1,341,434
Oct 20	$1,402,547	$1,477,072	$1,389,323
Oct 21	$1,816,413	$2,027,687	$1,763,190
Oct 22	$1,473,981	$1,623,015	$1,479,493
Oct 23	$1,563,519	$1,793,462	$1,583,649
Oct 24	$1,942,956	$2,381,553	$1,958,038
Oct 25	$2,245,859	$2,920,802	$2,248,023

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	15.59%	9.87%	8.43%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2035 Index	14.81%	10.10%	8.44%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 187,302,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 253,699
InvestmentCompanyPortfolioTurnover	39.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,302,337
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.01%
Advisory Fees - net of reimbursement & waiver, if any	$253,699

Holdings [Text Block]
Equity Fund	65.3%
Fixed Income Fund	30.0%
Alternative Assets	3.0%
Repurchase Agreement	2.0%
Money Market Fund	1.7%
Other liabilities in excess of assets	-2.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
Nationwide International Index Fund, Class R6	9.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.4%
Nationwide International Equity Portfolio, Class R6	8.0%
Nationwide Large Cap Equity Portfolio, Class R6	4.6%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Strategic Income Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.3%
Other HoldingsFootnote Reference#	9.5%

Material Fund Change [Text Block]
C000051743
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Institutional Service Class: NWLSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$41	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,259	$51,024	$51,640
Oct 17	$60,792	$62,863	$60,042
Oct 18	$60,377	$62,538	$60,300
Oct 19	$67,243	$70,412	$67,072
Oct 20	$69,286	$73,854	$69,466
Oct 21	$89,442	$101,384	$88,160
Oct 22	$72,484	$81,151	$73,975
Oct 23	$76,689	$89,673	$79,182
Oct 24	$95,050	$119,078	$97,902
Oct 25	$109,525	$146,040	$112,401

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	15.23%	9.59%	8.16%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2035 Index	14.81%	10.10%	8.44%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 187,302,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 253,699
InvestmentCompanyPortfolioTurnover	39.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,302,337
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.01%
Advisory Fees - net of reimbursement & waiver, if any	$253,699

Holdings [Text Block]
Equity Fund	65.3%
Fixed Income Fund	30.0%
Alternative Assets	3.0%
Repurchase Agreement	2.0%
Money Market Fund	1.7%
Other liabilities in excess of assets	-2.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
Nationwide International Index Fund, Class R6	9.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.4%
Nationwide International Equity Portfolio, Class R6	8.0%
Nationwide Large Cap Equity Portfolio, Class R6	4.6%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Strategic Income Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.3%
Other HoldingsFootnote Reference#	9.5%

Material Fund Change [Text Block]
C000051745
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class A: NWMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$68	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 15	$9,421	$10,000	$10,000
Oct 16	$9,625	$10,205	$10,323
Oct 17	$11,497	$12,573	$12,182
Oct 18	$11,431	$12,508	$12,252
Oct 19	$12,721	$14,082	$13,648
Oct 20	$13,042	$14,771	$14,035
Oct 21	$17,228	$20,277	$18,279
Oct 22	$13,827	$16,230	$15,228
Oct 23	$14,715	$17,935	$16,446
Oct 24	$18,549	$23,816	$20,708
Oct 25	$21,592	$29,208	$24,075

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	16.41%	10.61%	8.65%
Class A (with sales charge)Footnote Reference1	9.69%	9.30%	8.00%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2040 Index	16.26%	11.40%	9.18%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 187,390,907
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 242,765
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,390,907
Number of Portfolio Holdings	16
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$242,765

Holdings [Text Block]
Equity Fund	75.6%
Fixed Income Fund	21.6%
Repurchase Agreement	2.6%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide International Index Fund, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.5%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Large Cap Equity Portfolio, Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.7%
Nationwide Mid Cap Market Index Fund, Class R6	2.2%
Other HoldingsFootnote Reference#	8.8%

Material Fund Change [Text Block]
C000051748
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class R: NWMDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,197	$10,205	$10,323
Oct 17	$12,141	$12,573	$12,182
Oct 18	$12,049	$12,508	$12,252
Oct 19	$13,368	$14,082	$13,648
Oct 20	$13,673	$14,771	$14,035
Oct 21	$18,009	$20,277	$18,279
Oct 22	$14,420	$16,230	$15,228
Oct 23	$15,295	$17,935	$16,446
Oct 24	$19,217	$23,816	$20,708
Oct 25	$22,320	$29,208	$24,075

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	16.14%	10.30%	8.36%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2040 Index	16.26%	11.40%	9.18%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 187,390,907
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 242,765
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,390,907
Number of Portfolio Holdings	16
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$242,765

Holdings [Text Block]
Equity Fund	75.6%
Fixed Income Fund	21.6%
Repurchase Agreement	2.6%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide International Index Fund, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.5%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Large Cap Equity Portfolio, Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.7%
Nationwide Mid Cap Market Index Fund, Class R6	2.2%
Other HoldingsFootnote Reference#	8.8%

Material Fund Change [Text Block]
C000051750
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class R6: NWMHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,027,237	$1,020,480	$1,032,300
Oct 17	$1,232,231	$1,257,261	$1,218,217
Oct 18	$1,231,052	$1,250,753	$1,225,161
Oct 19	$1,378,513	$1,408,241	$1,364,829
Oct 20	$1,420,392	$1,477,072	$1,403,454
Oct 21	$1,883,481	$2,027,687	$1,827,859
Oct 22	$1,518,661	$1,623,015	$1,522,789
Oct 23	$1,622,983	$1,793,462	$1,644,612
Oct 24	$2,057,179	$2,381,553	$2,070,762
Oct 25	$2,405,117	$2,920,802	$2,407,468

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	16.91%	11.11%	9.17%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2040 Index	16.26%	11.40%	9.18%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 187,390,907
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 242,765
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,390,907
Number of Portfolio Holdings	16
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$242,765

Holdings [Text Block]
Equity Fund	75.6%
Fixed Income Fund	21.6%
Repurchase Agreement	2.6%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide International Index Fund, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.5%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Large Cap Equity Portfolio, Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.7%
Nationwide Mid Cap Market Index Fund, Class R6	2.2%
Other HoldingsFootnote Reference#	8.8%

Material Fund Change [Text Block]
C000051749
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Institutional Service Class: NWMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,185	$51,024	$51,615
Oct 17	$61,284	$62,863	$60,911
Oct 18	$61,073	$62,538	$61,258
Oct 19	$68,175	$70,412	$68,241
Oct 20	$70,078	$73,854	$70,173
Oct 21	$92,736	$101,384	$91,393
Oct 22	$74,583	$81,151	$76,139
Oct 23	$79,488	$89,673	$82,231
Oct 24	$100,418	$119,078	$103,538
Oct 25	$117,211	$146,040	$120,373

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	16.72%	10.84%	8.89%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2040 Index	16.26%	11.40%	9.18%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 187,390,907
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 242,765
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,390,907
Number of Portfolio Holdings	16
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$242,765

Holdings [Text Block]
Equity Fund	75.6%
Fixed Income Fund	21.6%
Repurchase Agreement	2.6%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide International Index Fund, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.5%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Large Cap Equity Portfolio, Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.7%
Nationwide Mid Cap Market Index Fund, Class R6	2.2%
Other HoldingsFootnote Reference#	8.8%

Material Fund Change [Text Block]
C000051751
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class A: NWNAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 15	$9,421	$10,000	$10,000
Oct 16	$9,620	$10,205	$10,318
Oct 17	$11,596	$12,573	$12,279
Oct 18	$11,529	$12,508	$12,345
Oct 19	$12,870	$14,082	$13,789
Oct 20	$13,169	$14,771	$14,095
Oct 21	$17,637	$20,277	$18,725
Oct 22	$14,106	$16,230	$15,514
Oct 23	$15,039	$17,935	$16,854
Oct 24	$19,158	$23,816	$21,560
Oct 25	$22,473	$29,208	$25,326

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	17.30%	11.28%	9.08%
Class A (with sales charge)Footnote Reference1	10.52%	9.97%	8.43%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2045 Index	17.47%	12.44%	9.74%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 160,730,242
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 213,278
InvestmentCompanyPortfolioTurnover	39.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$160,730,242
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.14%
Advisory Fees - net of reimbursement & waiver, if any	$213,278

Holdings [Text Block]
Equity Fund	83.1%
Fixed Income Fund	15.2%
Repurchase Agreement	2.0%
Alternative Assets	1.2%
Other liabilities in excess of assets	-1.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.0%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.6%
Nationwide International Equity Portfolio, Class R6	9.6%
Nationwide Large Cap Equity Portfolio, Class R6	5.8%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	6.3%

Material Fund Change [Text Block]
C000051754
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class R: NWNBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,182	$10,205	$10,318
Oct 17	$12,252	$12,573	$12,279
Oct 18	$12,150	$12,508	$12,345
Oct 19	$13,514	$14,082	$13,789
Oct 20	$13,796	$14,771	$14,095
Oct 21	$18,430	$20,277	$18,725
Oct 22	$14,688	$16,230	$15,514
Oct 23	$15,616	$17,935	$16,854
Oct 24	$19,849	$23,816	$21,560
Oct 25	$23,240	$29,208	$25,326

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.08%	10.99%	8.80%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2045 Index	17.47%	12.44%	9.74%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 160,730,242
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 213,278
InvestmentCompanyPortfolioTurnover	39.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$160,730,242
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.14%
Advisory Fees - net of reimbursement & waiver, if any	$213,278

Holdings [Text Block]
Equity Fund	83.1%
Fixed Income Fund	15.2%
Repurchase Agreement	2.0%
Alternative Assets	1.2%
Other liabilities in excess of assets	-1.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.0%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.6%
Nationwide International Equity Portfolio, Class R6	9.6%
Nationwide Large Cap Equity Portfolio, Class R6	5.8%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	6.3%

Material Fund Change [Text Block]
C000051756
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class R6: NWNIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,025,630	$1,020,480	$1,031,800
Oct 17	$1,243,944	$1,257,261	$1,227,945
Oct 18	$1,243,033	$1,250,753	$1,234,453
Oct 19	$1,393,500	$1,408,241	$1,378,884
Oct 20	$1,433,288	$1,477,072	$1,409,496
Oct 21	$1,928,683	$2,027,687	$1,872,515
Oct 22	$1,549,125	$1,623,015	$1,551,379
Oct 23	$1,660,047	$1,793,462	$1,685,418
Oct 24	$2,123,142	$2,381,553	$2,155,988
Oct 25	$2,506,233	$2,920,802	$2,532,639

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.04%	11.82%	9.62%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2045 Index	17.47%	12.44%	9.74%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 160,730,242
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 213,278
InvestmentCompanyPortfolioTurnover	39.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$160,730,242
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.14%
Advisory Fees - net of reimbursement & waiver, if any	$213,278

Holdings [Text Block]
Equity Fund	83.1%
Fixed Income Fund	15.2%
Repurchase Agreement	2.0%
Alternative Assets	1.2%
Other liabilities in excess of assets	-1.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.0%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.6%
Nationwide International Equity Portfolio, Class R6	9.6%
Nationwide Large Cap Equity Portfolio, Class R6	5.8%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	6.3%

Material Fund Change [Text Block]
C000051755
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Institutional Service Class: NWNSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,163	$51,024	$51,590
Oct 17	$61,862	$62,863	$61,397
Oct 18	$61,664	$62,538	$61,723
Oct 19	$68,952	$70,412	$68,944
Oct 20	$70,717	$73,854	$70,475
Oct 21	$94,959	$101,384	$93,626
Oct 22	$76,042	$81,151	$77,569
Oct 23	$81,328	$89,673	$84,271
Oct 24	$103,744	$119,078	$107,799
Oct 25	$122,192	$146,040	$126,632

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	17.78%	11.56%	9.35%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2045 Index	17.47%	12.44%	9.74%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 160,730,242
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 213,278
InvestmentCompanyPortfolioTurnover	39.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$160,730,242
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.14%
Advisory Fees - net of reimbursement & waiver, if any	$213,278

Holdings [Text Block]
Equity Fund	83.1%
Fixed Income Fund	15.2%
Repurchase Agreement	2.0%
Alternative Assets	1.2%
Other liabilities in excess of assets	-1.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.0%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.6%
Nationwide International Equity Portfolio, Class R6	9.6%
Nationwide Large Cap Equity Portfolio, Class R6	5.8%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	6.3%

Material Fund Change [Text Block]
C000051757
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class A: NWOAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$67	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 15	$9,421	$10,000	$10,000
Oct 16	$9,625	$10,205	$10,313
Oct 17	$11,631	$12,573	$12,355
Oct 18	$11,577	$12,508	$12,422
Oct 19	$12,917	$14,082	$13,870
Oct 20	$13,183	$14,771	$14,224
Oct 21	$17,794	$20,277	$19,057
Oct 22	$14,199	$16,230	$15,752
Oct 23	$15,158	$17,935	$17,158
Oct 24	$19,437	$23,816	$22,159
Oct 25	$22,903	$29,208	$26,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	17.83%	11.68%	9.29%
Class A (with sales charge)Footnote Reference1	11.00%	10.36%	8.64%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2050 Index	18.10%	12.97%	10.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 170,300,390
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 222,999
InvestmentCompanyPortfolioTurnover	38.23%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$170,300,390
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38.23%
Advisory Fees - net of reimbursement & waiver, if any	$222,999

Holdings [Text Block]
Equity Fund	87.8%
Fixed Income Fund	11.7%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.3%
Nationwide Bond Portfolio, Class R6	10.9%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	4.8%

Material Fund Change [Text Block]
C000051760
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class R: NWOBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,189	$10,205	$10,313
Oct 17	$12,300	$12,573	$12,355
Oct 18	$12,198	$12,508	$12,422
Oct 19	$13,581	$14,082	$13,870
Oct 20	$13,830	$14,771	$14,224
Oct 21	$18,611	$20,277	$19,057
Oct 22	$14,811	$16,230	$15,752
Oct 23	$15,777	$17,935	$17,158
Oct 24	$20,167	$23,816	$22,159
Oct 25	$23,732	$29,208	$26,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.68%	11.40%	9.03%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2050 Index	18.10%	12.97%	10.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 170,300,390
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 222,999
InvestmentCompanyPortfolioTurnover	38.23%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$170,300,390
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38.23%
Advisory Fees - net of reimbursement & waiver, if any	$222,999

Holdings [Text Block]
Equity Fund	87.8%
Fixed Income Fund	11.7%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.3%
Nationwide Bond Portfolio, Class R6	10.9%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	4.8%

Material Fund Change [Text Block]
C000051762
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class R6: NWOIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,026,444	$1,020,480	$1,031,300
Oct 17	$1,247,818	$1,257,261	$1,235,497
Oct 18	$1,248,281	$1,250,753	$1,242,169
Oct 19	$1,397,719	$1,408,241	$1,387,006
Oct 20	$1,434,852	$1,477,072	$1,422,375
Oct 21	$1,945,505	$2,027,687	$1,905,698
Oct 22	$1,561,041	$1,623,015	$1,575,250
Oct 23	$1,676,018	$1,793,462	$1,715,762
Oct 24	$2,158,391	$2,381,553	$2,215,882
Oct 25	$2,555,711	$2,920,802	$2,616,957

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.41%	12.24%	9.84%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2050 Index	18.10%	12.97%	10.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 170,300,390
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 222,999
InvestmentCompanyPortfolioTurnover	38.23%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$170,300,390
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38.23%
Advisory Fees - net of reimbursement & waiver, if any	$222,999

Holdings [Text Block]
Equity Fund	87.8%
Fixed Income Fund	11.7%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.3%
Nationwide Bond Portfolio, Class R6	10.9%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	4.8%

Material Fund Change [Text Block]
C000051761
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Institutional Service Class: NWOSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,138	$51,024	$51,565
Oct 17	$62,056	$62,863	$61,775
Oct 18	$61,853	$62,538	$62,108
Oct 19	$69,186	$70,412	$69,350
Oct 20	$70,867	$73,854	$71,119
Oct 21	$95,808	$101,384	$95,285
Oct 22	$76,681	$81,151	$78,762
Oct 23	$82,059	$89,673	$85,788
Oct 24	$105,404	$119,078	$110,794
Oct 25	$124,619	$146,040	$130,848

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	18.23%	11.95%	9.56%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2050 Index	18.10%	12.97%	10.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 170,300,390
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 222,999
InvestmentCompanyPortfolioTurnover	38.23%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$170,300,390
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38.23%
Advisory Fees - net of reimbursement & waiver, if any	$222,999

Holdings [Text Block]
Equity Fund	87.8%
Fixed Income Fund	11.7%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.3%
Nationwide Bond Portfolio, Class R6	10.9%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	4.8%

Material Fund Change [Text Block]
C000093595
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class A: NTDAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 15	$9,422	$10,000	$10,000
Oct 16	$9,622	$10,205	$10,307
Oct 17	$11,674	$12,573	$12,415
Oct 18	$11,620	$12,508	$12,486
Oct 19	$12,950	$14,082	$13,945
Oct 20	$13,199	$14,771	$14,223
Oct 21	$17,902	$20,277	$19,162
Oct 22	$14,294	$16,230	$15,832
Oct 23	$15,286	$17,935	$17,244
Oct 24	$19,632	$23,816	$22,267
Oct 25	$23,222	$29,208	$26,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	18.28%	11.96%	9.44%
Class A (with sales charge)Footnote Reference1	11.51%	10.64%	8.79%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2055 Index	18.71%	13.19%	10.21%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 107,465,570
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 141,360
InvestmentCompanyPortfolioTurnover	49.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,465,570
Number of Portfolio Holdings	14
Portfolio Turnover Rate	49.21%
Advisory Fees - net of reimbursement & waiver, if any	$141,360

Holdings [Text Block]
Equity Fund	89.8%
Fixed Income Fund	10.2%
Repurchase Agreement	0.7%
Other liabilities in excess of assets	-0.7%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	9.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	3.3%

Material Fund Change [Text Block]
C000093598
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class R: NTDTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$97	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,181	$10,205	$10,307
Oct 17	$12,324	$12,573	$12,415
Oct 18	$12,229	$12,508	$12,486
Oct 19	$13,601	$14,082	$13,945
Oct 20	$13,826	$14,771	$14,223
Oct 21	$18,711	$20,277	$19,162
Oct 22	$14,895	$16,230	$15,832
Oct 23	$15,895	$17,935	$17,244
Oct 24	$20,354	$23,816	$22,267
Oct 25	$24,016	$29,208	$26,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.99%	11.68%	9.16%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2055 Index	18.71%	13.19%	10.21%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 107,465,570
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 141,360
InvestmentCompanyPortfolioTurnover	49.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,465,570
Number of Portfolio Holdings	14
Portfolio Turnover Rate	49.21%
Advisory Fees - net of reimbursement & waiver, if any	$141,360

Holdings [Text Block]
Equity Fund	89.8%
Fixed Income Fund	10.2%
Repurchase Agreement	0.7%
Other liabilities in excess of assets	-0.7%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	9.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	3.3%

Material Fund Change [Text Block]
C000093599
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class R6: NTDIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,025,692	$1,020,480	$1,030,700
Oct 17	$1,250,670	$1,257,261	$1,241,478
Oct 18	$1,250,894	$1,250,753	$1,248,555
Oct 19	$1,401,352	$1,408,241	$1,394,511
Oct 20	$1,435,976	$1,477,072	$1,422,261
Oct 21	$1,957,648	$2,027,687	$1,916,213
Oct 22	$1,569,996	$1,623,015	$1,583,175
Oct 23	$1,687,250	$1,793,462	$1,724,394
Oct 24	$2,177,568	$2,381,553	$2,226,688
Oct 25	$2,588,114	$2,920,802	$2,643,301

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.85%	12.50%	9.98%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2055 Index	18.71%	13.19%	10.21%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 107,465,570
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 141,360
InvestmentCompanyPortfolioTurnover	49.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,465,570
Number of Portfolio Holdings	14
Portfolio Turnover Rate	49.21%
Advisory Fees - net of reimbursement & waiver, if any	$141,360

Holdings [Text Block]
Equity Fund	89.8%
Fixed Income Fund	10.2%
Repurchase Agreement	0.7%
Other liabilities in excess of assets	-0.7%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	9.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	3.3%

Material Fund Change [Text Block]
C000093600
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Institutional Service Class: NTDSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,160	$51,024	$51,535
Oct 17	$62,244	$62,863	$62,074
Oct 18	$62,103	$62,538	$62,428
Oct 19	$69,407	$70,412	$69,726
Oct 20	$70,902	$73,854	$71,113
Oct 21	$96,438	$101,384	$95,811
Oct 22	$77,170	$81,151	$79,159
Oct 23	$82,734	$89,673	$86,220
Oct 24	$106,498	$119,078	$111,334
Oct 25	$126,227	$146,040	$132,165

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	18.52%	12.23%	9.70%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2055 Index	18.71%	13.19%	10.21%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 107,465,570
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 141,360
InvestmentCompanyPortfolioTurnover	49.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,465,570
Number of Portfolio Holdings	14
Portfolio Turnover Rate	49.21%
Advisory Fees - net of reimbursement & waiver, if any	$141,360

Holdings [Text Block]
Equity Fund	89.8%
Fixed Income Fund	10.2%
Repurchase Agreement	0.7%
Other liabilities in excess of assets	-0.7%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	9.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	3.3%

Material Fund Change [Text Block]
C000146061
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class A: NWWRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$68	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2060+ Index
Oct 15	$9,421	$10,000	$10,000
Oct 16	$9,621	$10,205	$10,313
Oct 17	$11,672	$12,573	$12,488
Oct 18	$11,622	$12,508	$12,564
Oct 19	$12,953	$14,082	$14,058
Oct 20	$13,201	$14,771	$14,436
Oct 21	$17,970	$20,277	$19,483
Oct 22	$14,337	$16,230	$16,089
Oct 23	$15,343	$17,935	$17,532
Oct 24	$19,742	$23,816	$22,688
Oct 25	$23,341	$29,208	$26,960

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	18.23%	12.07%	9.50%
Class A (with sales charge)Footnote Reference1	11.46%	10.76%	8.85%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2060+ Index	18.83%	13.30%	10.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 58,309,667
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 76,155
InvestmentCompanyPortfolioTurnover	48.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$58,309,667
Number of Portfolio Holdings	13
Portfolio Turnover Rate	48.99%
Advisory Fees - net of reimbursement & waiver, if any	$76,155

Holdings [Text Block]
Equity Fund	91.0%
Fixed Income Fund	9.1%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	3.8%

Material Fund Change [Text Block]
C000146063
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class R: NWWTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2060+ Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,204	$10,205	$10,313
Oct 17	$12,350	$12,573	$12,488
Oct 18	$12,269	$12,508	$12,564
Oct 19	$13,645	$14,082	$14,058
Oct 20	$13,853	$14,771	$14,436
Oct 21	$18,820	$20,277	$19,483
Oct 22	$14,985	$16,230	$16,089
Oct 23	$15,989	$17,935	$17,532
Oct 24	$20,534	$23,816	$22,688
Oct 25	$24,207	$29,208	$26,960

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.89%	11.81%	9.24%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2060+ Index	18.83%	13.30%	10.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 58,309,667
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 76,155
InvestmentCompanyPortfolioTurnover	48.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$58,309,667
Number of Portfolio Holdings	13
Portfolio Turnover Rate	48.99%
Advisory Fees - net of reimbursement & waiver, if any	$76,155

Holdings [Text Block]
Equity Fund	91.0%
Fixed Income Fund	9.1%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	3.8%

Material Fund Change [Text Block]
C000146064
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class R6: NWWUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2060+ Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,025,011	$1,020,480	$1,031,300
Oct 17	$1,250,723	$1,257,261	$1,248,801
Oct 18	$1,251,210	$1,250,753	$1,256,419
Oct 19	$1,402,169	$1,408,241	$1,405,807
Oct 20	$1,434,292	$1,477,072	$1,443,623
Oct 21	$1,963,365	$2,027,687	$1,948,314
Oct 22	$1,575,258	$1,623,015	$1,608,918
Oct 23	$1,692,174	$1,793,462	$1,753,238
Oct 24	$2,190,469	$2,381,553	$2,268,757
Oct 25	$2,601,892	$2,920,802	$2,695,964

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.87%Footnote Reference*	12.65%	10.03%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2060+ Index	18.83%	13.30%	10.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 58,309,667
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 76,155
InvestmentCompanyPortfolioTurnover	48.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$58,309,667
Number of Portfolio Holdings	13
Portfolio Turnover Rate	48.99%
Advisory Fees - net of reimbursement & waiver, if any	$76,155

Holdings [Text Block]
Equity Fund	91.0%
Fixed Income Fund	9.1%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	3.8%

Material Fund Change [Text Block]
C000146065
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Institutional Service Class: NWWVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2060+ Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,209	$51,024	$51,565
Oct 17	$62,280	$62,863	$62,440
Oct 18	$62,154	$62,538	$62,821
Oct 19	$69,491	$70,412	$70,290
Oct 20	$70,935	$73,854	$72,181
Oct 21	$96,779	$101,384	$97,416
Oct 22	$77,494	$81,151	$80,446
Oct 23	$83,025	$89,673	$87,662
Oct 24	$107,166	$119,078	$113,438
Oct 25	$127,005	$146,040	$134,798

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	18.51%	12.35%	9.77%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2060+ Index	18.83%	13.30%	10.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 58,309,667
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 76,155
InvestmentCompanyPortfolioTurnover	48.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$58,309,667
Number of Portfolio Holdings	13
Portfolio Turnover Rate	48.99%
Advisory Fees - net of reimbursement & waiver, if any	$76,155

Holdings [Text Block]
Equity Fund	91.0%
Fixed Income Fund	9.1%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	3.8%

Material Fund Change [Text Block]
C000217024
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class A: NWAQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$9,425	$10,000	$10,000
Oct 20	$9,931	$10,001	$9,877
Oct 21	$13,599	$13,729	$10,560
Oct 22	$10,871	$10,989	$10,038
Oct 23	$11,629	$12,143	$10,918
Oct 24	$14,986	$16,125	$14,216
Oct 25	$17,700	$19,776	$16,918

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 02/28/2020)	18.11%	12.25%	11.75%
Class A (with sales charge)Footnote Reference1	11.36%	10.93%	10.59%
MSCI All Country World Index	22.64%	14.61%	14.10%
S&P Target Date To 2065+ Index	19.01%	13.63%	12.87%

Performance Inception Date	Feb. 28, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 13,448,325
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 15,770
InvestmentCompanyPortfolioTurnover	59.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,448,325
Number of Portfolio Holdings	13
Portfolio Turnover Rate	59.24%
Advisory Fees - net of reimbursement & waiver, if any	$15,770

Holdings [Text Block]
Equity Fund	90.9%
Fixed Income Fund	9.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.2%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	13.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	4.5%

Material Fund Change [Text Block]
C000217025
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class R: NWARX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$10,000	$10,000	$10,000
Oct 20	$10,527	$10,001	$9,877
Oct 21	$14,354	$13,729	$10,560
Oct 22	$11,438	$10,989	$10,038
Oct 23	$12,211	$12,143	$10,918
Oct 24	$15,700	$16,125	$14,216
Oct 25	$18,501	$19,776	$16,918

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R - (Inception 02/28/2020)Footnote Reference1	17.84%	11.94%	11.45%
MSCI All Country World Index	22.64%	14.61%	14.10%
S&P Target Date To 2065+ Index	19.01%	13.63%	12.87%

Performance Inception Date	Feb. 28, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 13,448,325
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 15,770
InvestmentCompanyPortfolioTurnover	59.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,448,325
Number of Portfolio Holdings	13
Portfolio Turnover Rate	59.24%
Advisory Fees - net of reimbursement & waiver, if any	$15,770

Holdings [Text Block]
Equity Fund	90.9%
Fixed Income Fund	9.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.2%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	13.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	4.5%

Material Fund Change [Text Block]
C000217026
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class R6: NWASX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$1,000,000	$1,000,000	$1,000,000
Oct 20	$1,056,985	$1,000,100	$987,700
Oct 21	$1,453,290	$1,372,912	$1,056,049
Oct 22	$1,167,137	$1,098,915	$1,003,774
Oct 23	$1,254,691	$1,214,323	$1,091,805
Oct 24	$1,625,147	$1,612,508	$1,421,599
Oct 25	$1,930,085	$1,977,624	$1,691,844

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 02/28/2020)Footnote Reference1,Footnote Reference2	18.76%	12.80%	12.29%
MSCI All Country World Index	22.64%	14.61%	14.10%
S&P Target Date To 2065+ Index	19.01%	13.63%	12.87%

Performance Inception Date	Feb. 28, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 13,448,325
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 15,770
InvestmentCompanyPortfolioTurnover	59.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,448,325
Number of Portfolio Holdings	13
Portfolio Turnover Rate	59.24%
Advisory Fees - net of reimbursement & waiver, if any	$15,770

Holdings [Text Block]
Equity Fund	90.9%
Fixed Income Fund	9.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.2%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	13.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	4.5%

Material Fund Change [Text Block]
C000217023
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Institutional Service Class: NWATX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$50,000	$50,000	$50,000
Oct 20	$52,775	$50,005	$49,385
Oct 21	$72,404	$68,646	$52,802
Oct 22	$57,995	$54,946	$50,189
Oct 23	$62,185	$60,716	$54,590
Oct 24	$80,378	$80,625	$71,080
Oct 25	$95,160	$98,881	$84,592

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 02/28/2020)Footnote Reference1	18.39%	12.51%	12.01%
MSCI All Country World Index	22.64%	14.61%	14.10%
S&P Target Date To 2065+ Index	19.01%	13.63%	12.87%

Performance Inception Date	Feb. 28, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 13,448,325
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 15,770
InvestmentCompanyPortfolioTurnover	59.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,448,325
Number of Portfolio Holdings	13
Portfolio Turnover Rate	59.24%
Advisory Fees - net of reimbursement & waiver, if any	$15,770

Holdings [Text Block]
Equity Fund	90.9%
Fixed Income Fund	9.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.2%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	13.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	4.5%

Material Fund Change [Text Block]
C000256161
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class A: NWBAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$47	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2065+ Index
Mar 25	$10,000	$10,000	$10,000
Oct 25	$11,588	$11,957	$11,677

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Class A - (Inception 03/07/2025)	15.88%
Class A (with sales charge)Footnote Reference1	9.22%
MSCI All Country World Index	19.57%
S&P Target Date To 2065+ Index	16.77%

Performance Inception Date	Mar. 07, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,162,261
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 888
InvestmentCompanyPortfolioTurnover	18.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,162,261
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18.90%
Advisory Fees - net of reimbursement & waiver, if any	$888

Holdings [Text Block]
Equity Fund	91.1%
Fixed Income Fund	8.9%
Other assets in excess of liabilitiesFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
Other Holdings	2.3%

Material Fund Change [Text Block]
C000256163
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class R: NWBBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$64	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2065+ Index
Mar 25	$10,000	$10,000	$10,000
Oct 25	$11,563	$11,957	$11,677

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Class R - (Inception 03/07/2025)Footnote Reference1	15.73%Footnote Reference*
MSCI All Country World Index	19.57%
S&P Target Date To 2065+ Index	16.77%

Performance Inception Date	Mar. 07, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,162,261
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 888
InvestmentCompanyPortfolioTurnover	18.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,162,261
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18.90%
Advisory Fees - net of reimbursement & waiver, if any	$888

Holdings [Text Block]
Equity Fund	91.1%
Fixed Income Fund	8.9%
Other assets in excess of liabilitiesFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
Other Holdings	2.3%

Material Fund Change [Text Block]
C000256162
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class R6: NWBCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$10	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2065+ Index
Mar 25	$1,000,000	$1,000,000	$1,000,000
Oct 25	$1,161,998	$1,195,678	$1,167,700

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Class R6 - (Inception 03/07/2025)Footnote Reference1,Footnote Reference2	16.20%
MSCI All Country World Index	19.57%
S&P Target Date To 2065+ Index	16.77%

Performance Inception Date	Mar. 07, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,162,261
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 888
InvestmentCompanyPortfolioTurnover	18.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,162,261
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18.90%
Advisory Fees - net of reimbursement & waiver, if any	$888

Holdings [Text Block]
Equity Fund	91.1%
Fixed Income Fund	8.9%
Other assets in excess of liabilitiesFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
Other Holdings	2.3%

Material Fund Change [Text Block]
C000256160
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Institutional Service Class: NWBDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$29	0.41%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.41%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2065+ Index
Mar 25	$50,000	$50,000	$50,000
Oct 25	$58,020	$59,784	$58,385

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Institutional Service Class - (Inception 03/07/2025)Footnote Reference1	15.94%Footnote Reference*
MSCI All Country World Index	19.57%
S&P Target Date To 2065+ Index	16.77%

Performance Inception Date	Mar. 07, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,162,261
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 888
InvestmentCompanyPortfolioTurnover	18.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,162,261
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18.90%
Advisory Fees - net of reimbursement & waiver, if any	$888

Holdings [Text Block]
Equity Fund	91.1%
Fixed Income Fund	8.9%
Other assets in excess of liabilitiesFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
Other Holdings	2.3%

Material Fund Change [Text Block]
C000051718
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class A: NWEAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$61	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,681	$10,437	$10,356
Oct 17	$10,756	$10,531	$11,106
Oct 18	$10,684	$10,315	$11,098
Oct 19	$11,659	$11,502	$12,198
Oct 20	$12,263	$12,214	$12,813
Oct 21	$13,907	$12,156	$14,157
Oct 22	$11,695	$10,250	$12,308
Oct 23	$12,095	$10,287	$12,764
Oct 24	$14,108	$11,371	$14,876
Oct 25	$15,694	$12,072	$16,487

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	11.24%	5.06%	5.23%
Class A (with sales charge)Footnote Reference1	4.91%	3.82%	4.61%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.06%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 211,603,077
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 237,893
InvestmentCompanyPortfolioTurnover	31.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$211,603,077
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.55%
Advisory Fees - net of reimbursement & waiver, if any	$237,893

Holdings [Text Block]
Fixed Income Fund	50.8%
Equity Fund	39.1%
Repurchase Agreement	5.9%
Alternative Assets	5.5%
Money Market Fund	4.8%
Other liabilities in excess of assets	-6.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	38.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Inflation-Protected Securities Fund, Class R6	6.1%
Nationwide International Index Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.9%
Nationwide International Equity Portfolio, Class R6	4.9%
Fidelity Investments Money Market Government Portfolio – Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	11.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Destination Retirement Fund acquired all of the net assets of Nationwide Destination 2025 Fund.

C000051715
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class R: NWEBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$93	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,229	$10,437	$10,356
Oct 17	$11,338	$10,531	$11,106
Oct 18	$11,234	$10,315	$11,098
Oct 19	$12,226	$11,502	$12,198
Oct 20	$12,823	$12,214	$12,813
Oct 21	$14,495	$12,156	$14,157
Oct 22	$12,156	$10,250	$12,308
Oct 23	$12,533	$10,287	$12,764
Oct 24	$14,575	$11,371	$14,876
Oct 25	$16,156	$12,072	$16,487

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	10.85%	4.73%	4.91%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.06%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 211,603,077
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 237,893
InvestmentCompanyPortfolioTurnover	31.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$211,603,077
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.55%
Advisory Fees - net of reimbursement & waiver, if any	$237,893

Holdings [Text Block]
Fixed Income Fund	50.8%
Equity Fund	39.1%
Repurchase Agreement	5.9%
Alternative Assets	5.5%
Money Market Fund	4.8%
Other liabilities in excess of assets	-6.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	38.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Inflation-Protected Securities Fund, Class R6	6.1%
Nationwide International Index Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.9%
Nationwide International Equity Portfolio, Class R6	4.9%
Fidelity Investments Money Market Government Portfolio – Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	11.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Destination Retirement Fund acquired all of the net assets of Nationwide Destination 2025 Fund.

C000051717
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class R6: NWEIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,031,967	$1,043,700	$1,035,600
Oct 17	$1,151,739	$1,053,093	$1,110,577
Oct 18	$1,150,031	$1,031,505	$1,109,800
Oct 19	$1,260,491	$1,150,231	$1,219,781
Oct 20	$1,331,795	$1,221,430	$1,281,258
Oct 21	$1,516,805	$1,215,568	$1,415,662
Oct 22	$1,282,418	$1,024,967	$1,230,777
Oct 23	$1,331,813	$1,028,656	$1,276,439
Oct 24	$1,559,841	$1,137,141	$1,487,589
Oct 25	$1,743,999	$1,207,179	$1,648,695

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	11.81%	5.54%	5.72%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.06%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 211,603,077
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 237,893
InvestmentCompanyPortfolioTurnover	31.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$211,603,077
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.55%
Advisory Fees - net of reimbursement & waiver, if any	$237,893

Holdings [Text Block]
Fixed Income Fund	50.8%
Equity Fund	39.1%
Repurchase Agreement	5.9%
Alternative Assets	5.5%
Money Market Fund	4.8%
Other liabilities in excess of assets	-6.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	38.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Inflation-Protected Securities Fund, Class R6	6.1%
Nationwide International Index Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.9%
Nationwide International Equity Portfolio, Class R6	4.9%
Fidelity Investments Money Market Government Portfolio – Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	11.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Destination Retirement Fund acquired all of the net assets of Nationwide Destination 2025 Fund.

C000051716
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Institutional Service Class: NWESX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$41	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,463	$52,185	$51,780
Oct 17	$57,302	$52,655	$55,529
Oct 18	$57,071	$51,575	$55,490
Oct 19	$62,406	$57,512	$60,989
Oct 20	$65,775	$61,072	$64,063
Oct 21	$74,749	$60,778	$70,783
Oct 22	$63,008	$51,248	$61,539
Oct 23	$65,321	$51,433	$63,822
Oct 24	$76,231	$56,857	$74,379
Oct 25	$85,060	$60,359	$82,435

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	11.58%	5.28%	5.46%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.06%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 211,603,077
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 237,893
InvestmentCompanyPortfolioTurnover	31.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$211,603,077
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.55%
Advisory Fees - net of reimbursement & waiver, if any	$237,893

Holdings [Text Block]
Fixed Income Fund	50.8%
Equity Fund	39.1%
Repurchase Agreement	5.9%
Alternative Assets	5.5%
Money Market Fund	4.8%
Other liabilities in excess of assets	-6.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	38.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Inflation-Protected Securities Fund, Class R6	6.1%
Nationwide International Index Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.9%
Nationwide International Equity Portfolio, Class R6	4.9%
Fidelity Investments Money Market Government Portfolio – Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	11.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Destination Retirement Fund acquired all of the net assets of Nationwide Destination 2025 Fund.

C000013642
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class A: NWFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$94	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class A	S&P 500® Index
Oct 15	$9,425	$10,000
Oct 16	$9,736	$10,451
Oct 17	$12,066	$12,921
Oct 18	$12,532	$13,870
Oct 19	$14,276	$15,858
Oct 20	$16,136	$17,398
Oct 21	$22,483	$24,863
Oct 22	$18,635	$21,230
Oct 23	$20,382	$23,383
Oct 24	$27,527	$32,273
Oct 25	$32,397	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	17.69%	14.96%	13.14%
Class A (with sales charge)Footnote Reference1	10.92%	13.60%	12.47%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,830,155,263
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,309,220
InvestmentCompanyPortfolioTurnover	129.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,830,155,263
Number of Portfolio Holdings	52
Portfolio Turnover Rate	129.38%
Advisory Fees - net of reimbursement & waiver, if any	$8,309,220

Holdings [Text Block]
Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	18.0%
Software	11.1%
Interactive Media & Services	9.2%
Broadline Retail	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.1%
Banks	3.8%
Electric Utilities	3.0%
Capital Markets	2.9%
Pharmaceuticals	2.8%
Other Industries	33.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective end of business on July 9, 2025, the subadviser was changed from Wellington Management Company LLP to J.P. Morgan Investment Management Inc.

C000013646
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class R: GNWRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$138	1.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%
Line Graph [Table Text Block]
	Class R	S&P 500® Index
Oct 15	$10,000	$10,000
Oct 16	$10,285	$10,451
Oct 17	$12,690	$12,921
Oct 18	$13,141	$13,870
Oct 19	$14,889	$15,858
Oct 20	$16,750	$17,398
Oct 21	$23,277	$24,863
Oct 22	$19,237	$21,230
Oct 23	$20,986	$23,383
Oct 24	$28,257	$32,273
Oct 25	$33,125	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.23%Footnote Reference*	14.61%	12.72%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,830,155,263
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,309,220
InvestmentCompanyPortfolioTurnover	129.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,830,155,263
Number of Portfolio Holdings	52
Portfolio Turnover Rate	129.38%
Advisory Fees - net of reimbursement & waiver, if any	$8,309,220

Holdings [Text Block]
Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	18.0%
Software	11.1%
Interactive Media & Services	9.2%
Broadline Retail	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.1%
Banks	3.8%
Electric Utilities	3.0%
Capital Markets	2.9%
Pharmaceuticals	2.8%
Other Industries	33.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective end of business on July 9, 2025, the subadviser was changed from Wellington Management Company LLP to J.P. Morgan Investment Management Inc.

C000200004
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class R6: NWABX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$59	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Apr 18	$1,000,000	$1,000,000
Oct 18	$1,009,996	$1,037,900
Oct 19	$1,154,077	$1,186,631
Oct 20	$1,308,290	$1,301,853
Oct 21	$1,828,926	$1,860,478
Oct 22	$1,520,716	$1,588,662
Oct 23	$1,668,840	$1,749,753
Oct 24	$2,261,136	$2,414,957
Oct 25	$2,669,982	$2,933,025

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 04/10/2018)Footnote Reference1	18.08%	15.33%	13.87%
S&P 500® Index	21.45%	17.64%	15.20%

Performance Inception Date	Apr. 10, 2018
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,830,155,263
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,309,220
InvestmentCompanyPortfolioTurnover	129.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,830,155,263
Number of Portfolio Holdings	52
Portfolio Turnover Rate	129.38%
Advisory Fees - net of reimbursement & waiver, if any	$8,309,220

Holdings [Text Block]
Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	18.0%
Software	11.1%
Interactive Media & Services	9.2%
Broadline Retail	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.1%
Banks	3.8%
Electric Utilities	3.0%
Capital Markets	2.9%
Pharmaceuticals	2.8%
Other Industries	33.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective end of business on July 9, 2025, the subadviser was changed from Wellington Management Company LLP to J.P. Morgan Investment Management Inc.

C000013645
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Institutional Service Class: MUIFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$67	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Institutional Service Class	S&P 500® Index
Oct 15	$50,000	$50,000
Oct 16	$51,759	$52,255
Oct 17	$64,293	$64,603
Oct 18	$67,004	$69,351
Oct 19	$76,472	$79,289
Oct 20	$86,621	$86,988
Oct 21	$120,971	$124,315
Oct 22	$100,529	$106,152
Oct 23	$110,250	$116,916
Oct 24	$149,261	$161,364
Oct 25	$176,102	$195,981

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	17.98%	15.25%	13.42%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,830,155,263
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,309,220
InvestmentCompanyPortfolioTurnover	129.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,830,155,263
Number of Portfolio Holdings	52
Portfolio Turnover Rate	129.38%
Advisory Fees - net of reimbursement & waiver, if any	$8,309,220

Holdings [Text Block]
Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	18.0%
Software	11.1%
Interactive Media & Services	9.2%
Broadline Retail	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.1%
Banks	3.8%
Electric Utilities	3.0%
Capital Markets	2.9%
Pharmaceuticals	2.8%
Other Industries	33.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective end of business on July 9, 2025, the subadviser was changed from Wellington Management Company LLP to J.P. Morgan Investment Management Inc.

C000245125
Shareholder Report [Line Items]
Fund Name	Nationwide Fundamental All Cap Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fundamental All Cap Equity Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index
Jul 23	$1,000,000	$1,000,000
Oct 23	$927,796	$941,800
Oct 24	$1,257,366	$1,298,365
Oct 25	$1,495,970	$1,568,555

Average Annual Return [Table Text Block]
	1 Year	Since inception
Class R6 - (Inception 07/21/2023)Footnote Reference1	18.98%	19.33%
Russell 3000® Index	20.81%	20.59%

Performance Inception Date	Jul. 21, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 2,012,976,726
Holdings Count | Holding	1,695
Advisory Fees Paid, Amount	$ 6,028,656
InvestmentCompanyPortfolioTurnover	56.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,012,976,726
Number of Portfolio Holdings	1,695
Portfolio Turnover Rate	56.47%
Advisory Fees - net of reimbursement & waiver, if any	$6,028,656

Holdings [Text Block]
Common Stocks	98.2%
Exchange Traded Funds	1.5%
Repurchase Agreements	1.0%
Other liabilities in excess of assets	-0.7%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	13.0%
Software	10.8%
Interactive Media & Services	7.9%
Technology Hardware, Storage & Peripherals	6.1%
Banks	3.8%
Broadline Retail	3.7%
Capital Markets	3.5%
Insurance	3.1%
Financial Services	3.0%
Pharmaceuticals	2.8%
Other IndustriesFootnote Reference#	42.3%

C000127620
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Class A: NWHVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$110	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell Midcap® Growth Index
Oct 15	$9,425	$10,000	$10,000
Oct 16	$8,894	$10,426	$10,040
Oct 17	$11,008	$12,893	$12,676
Oct 18	$11,805	$13,793	$13,454
Oct 19	$13,598	$15,745	$16,001
Oct 20	$15,641	$17,456	$19,383
Oct 21	$23,300	$25,051	$27,026
Oct 22	$16,611	$20,948	$19,205
Oct 23	$17,202	$22,935	$19,848
Oct 24	$22,045	$31,666	$27,523
Oct 25	$22,442	$38,358	$32,916

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	1.80%	7.49%	9.06%
Class A (with sales charge)Footnote Reference1	-4.08%	6.22%	8.42%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell Midcap® Growth Index	19.59%	11.17%	12.67%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 267,568,531
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,643,309
InvestmentCompanyPortfolioTurnover	26.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,568,531
Number of Portfolio Holdings	52
Portfolio Turnover Rate	26.92%
Advisory Fees - net of reimbursement & waiver, if any	$1,643,309

Holdings [Text Block]
Common Stocks	95.8%
Repurchase Agreement	4.7%
Other liabilities in excess of assets	-0.5%

Largest Holdings [Text Block]
Software	15.9%
Electronic Equipment, Instruments & Components	9.6%
Aerospace & Defense	8.7%
Specialty Retail	8.0%
Health Care Equipment & Supplies	7.8%
Commercial Services & Supplies	6.8%
Professional Services	5.7%
Capital Markets	3.9%
IT Services	2.7%
Building Products	2.7%
Other IndustriesFootnote Reference#	28.2%

Material Fund Change [Text Block]
C000127622
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Class R6: NWKAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$74	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell Midcap® Growth Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$947,382	$1,042,555	$1,004,000
Oct 17	$1,176,715	$1,289,313	$1,267,550
Oct 18	$1,266,286	$1,379,279	$1,345,378
Oct 19	$1,463,779	$1,574,477	$1,600,058
Oct 20	$1,689,464	$1,745,557	$1,938,310
Oct 21	$2,525,907	$2,505,076	$2,702,585
Oct 22	$1,806,366	$2,094,790	$1,920,457
Oct 23	$1,876,658	$2,293,458	$1,984,792
Oct 24	$2,413,098	$3,166,550	$2,752,313
Oct 25	$2,466,278	$3,835,829	$3,291,583

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	2.14%Footnote Reference*	7.86%	9.45%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell Midcap® Growth Index	19.59%	11.17%	12.67%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 267,568,531
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,643,309
InvestmentCompanyPortfolioTurnover	26.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,568,531
Number of Portfolio Holdings	52
Portfolio Turnover Rate	26.92%
Advisory Fees - net of reimbursement & waiver, if any	$1,643,309

Holdings [Text Block]
Common Stocks	95.8%
Repurchase Agreement	4.7%
Other liabilities in excess of assets	-0.5%

Largest Holdings [Text Block]
Software	15.9%
Electronic Equipment, Instruments & Components	9.6%
Aerospace & Defense	8.7%
Specialty Retail	8.0%
Health Care Equipment & Supplies	7.8%
Commercial Services & Supplies	6.8%
Professional Services	5.7%
Capital Markets	3.9%
IT Services	2.7%
Building Products	2.7%
Other IndustriesFootnote Reference#	28.2%

Material Fund Change [Text Block]
C000127623
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Institutional Service Class: NWHYX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$85	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 1000® Index	Russell Midcap® Growth Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$47,301	$52,128	$50,200
Oct 17	$58,671	$64,466	$63,378
Oct 18	$63,035	$68,964	$67,269
Oct 19	$72,799	$78,724	$80,003
Oct 20	$83,942	$87,278	$96,915
Oct 21	$125,280	$125,254	$135,129
Oct 22	$89,525	$104,740	$96,023
Oct 23	$92,885	$114,673	$99,240
Oct 24	$119,329	$158,328	$137,616
Oct 25	$121,831	$191,791	$164,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	2.03%Footnote Reference*	7.73%	9.31%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell Midcap® Growth Index	19.59%	11.17%	12.67%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 267,568,531
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,643,309
InvestmentCompanyPortfolioTurnover	26.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,568,531
Number of Portfolio Holdings	52
Portfolio Turnover Rate	26.92%
Advisory Fees - net of reimbursement & waiver, if any	$1,643,309

Holdings [Text Block]
Common Stocks	95.8%
Repurchase Agreement	4.7%
Other liabilities in excess of assets	-0.5%

Largest Holdings [Text Block]
Software	15.9%
Electronic Equipment, Instruments & Components	9.6%
Aerospace & Defense	8.7%
Specialty Retail	8.0%
Health Care Equipment & Supplies	7.8%
Commercial Services & Supplies	6.8%
Professional Services	5.7%
Capital Markets	3.9%
IT Services	2.7%
Building Products	2.7%
Other IndustriesFootnote Reference#	28.2%

Material Fund Change [Text Block]
C000127624
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Class A: NWHZX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$116	1.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.19%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Growth Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,442	$10,424	$9,951
Oct 17	$12,415	$12,924	$13,036
Oct 18	$13,712	$13,776	$13,574
Oct 19	$14,964	$15,635	$14,443
Oct 20	$17,298	$17,221	$16,374
Oct 21	$23,410	$24,782	$22,670
Oct 22	$18,255	$20,688	$16,771
Oct 23	$17,571	$22,422	$15,491
Oct 24	$23,415	$30,910	$21,144
Oct 25	$21,977	$37,342	$25,122

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,546,007,510
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,083,590
InvestmentCompanyPortfolioTurnover	27.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,546,007,510
Number of Portfolio Holdings	58
Portfolio Turnover Rate	27.03%
Advisory Fees - net of reimbursement & waiver, if any	$12,083,590

Holdings [Text Block]
Common Stocks	96.6%
Repurchase Agreements	4.5%
Other liabilities in excess of assets	-1.1%

Largest Holdings [Text Block]
Software	13.7%
Machinery	12.8%
Professional Services	7.0%
Building Products	5.5%
Health Care Equipment & Supplies	4.9%
Construction & Engineering	4.8%
Electronic Equipment, Instruments & Components	4.0%
Life Sciences Tools & Services	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Hotels, Restaurants & Leisure	3.4%
Other IndustriesFootnote Reference#	36.2%

Material Fund Change [Text Block]
C000127626
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Class R6: NWKCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$80	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,005,600	$1,042,431	$995,100
Oct 17	$1,327,037	$1,292,400	$1,303,581
Oct 18	$1,471,224	$1,377,646	$1,357,419
Oct 19	$1,611,515	$1,563,486	$1,444,294
Oct 20	$1,869,895	$1,722,150	$1,637,396
Oct 21	$2,540,092	$2,478,160	$2,266,974
Oct 22	$1,988,295	$2,068,823	$1,677,108
Oct 23	$1,920,598	$2,242,194	$1,549,144
Oct 24	$2,569,161	$3,090,980	$2,114,427
Oct 25	$2,420,464	$3,734,213	$2,512,151

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,546,007,510
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,083,590
InvestmentCompanyPortfolioTurnover	27.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,546,007,510
Number of Portfolio Holdings	58
Portfolio Turnover Rate	27.03%
Advisory Fees - net of reimbursement & waiver, if any	$12,083,590

Holdings [Text Block]
Common Stocks	96.6%
Repurchase Agreements	4.5%
Other liabilities in excess of assets	-1.1%

Largest Holdings [Text Block]
Software	13.7%
Machinery	12.8%
Professional Services	7.0%
Building Products	5.5%
Health Care Equipment & Supplies	4.9%
Construction & Engineering	4.8%
Electronic Equipment, Instruments & Components	4.0%
Life Sciences Tools & Services	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Hotels, Restaurants & Leisure	3.4%
Other IndustriesFootnote Reference#	36.2%

Material Fund Change [Text Block]
C000127627
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Institutional Service Class: NWKDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$93	0.96%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.96%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Growth Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$50,224	$52,122	$49,755
Oct 17	$66,222	$64,620	$65,179
Oct 18	$73,331	$68,882	$67,871
Oct 19	$80,228	$78,174	$72,215
Oct 20	$92,981	$86,107	$81,870
Oct 21	$126,170	$123,908	$113,349
Oct 22	$98,652	$103,441	$83,855
Oct 23	$95,194	$112,110	$77,457
Oct 24	$127,171	$154,549	$105,721
Oct 25	$119,654	$186,711	$125,608

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,546,007,510
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,083,590
InvestmentCompanyPortfolioTurnover	27.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,546,007,510
Number of Portfolio Holdings	58
Portfolio Turnover Rate	27.03%
Advisory Fees - net of reimbursement & waiver, if any	$12,083,590

Holdings [Text Block]
Common Stocks	96.6%
Repurchase Agreements	4.5%
Other liabilities in excess of assets	-1.1%

Largest Holdings [Text Block]
Software	13.7%
Machinery	12.8%
Professional Services	7.0%
Building Products	5.5%
Health Care Equipment & Supplies	4.9%
Construction & Engineering	4.8%
Electronic Equipment, Instruments & Components	4.0%
Life Sciences Tools & Services	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Hotels, Restaurants & Leisure	3.4%
Other IndustriesFootnote Reference#	36.2%

Material Fund Change [Text Block]
C000115634
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Class A: GGEAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$126	1.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	MSCI World Index® Free
Oct 15	$9,427	$10,000	$10,000
Oct 16	$9,168	$10,205	$10,118
Oct 17	$11,653	$12,573	$12,422
Oct 18	$11,828	$12,508	$12,566
Oct 19	$13,346	$14,082	$14,161
Oct 20	$14,196	$14,771	$14,778
Oct 21	$20,312	$20,277	$20,751
Oct 22	$16,253	$16,230	$16,916
Oct 23	$18,090	$17,935	$18,689
Oct 24	$22,201	$23,816	$24,984
Oct 25	$27,509	$29,300	$30,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	23.91%	14.15%	11.30%
Class A (with sales charge)Footnote Reference1	16.78%	12.80%	10.65%
MSCI All Country World Index	22.64%	14.61%	11.31%
MSCI World Index® Free	22.02%	15.58%	11.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 242,965,329
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,447,870
InvestmentCompanyPortfolioTurnover	41.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$242,965,329
Number of Portfolio Holdings	66
Portfolio Turnover Rate	41.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,447,870

Holdings [Text Block]
Common Stocks	98.4%
Other assets in excess of liabilities	1.6%

Largest Holdings [Text Block]
United States	75.9%
Japan	4.4%
Netherlands	4.4%
Ireland	2.8%
United Kingdom	2.8%
Spain	2.4%
France	1.8%
Brazil	1.2%
Norway	1.2%
Germany	1.2%
Other Countries	1.9%

Material Fund Change [Text Block]
C000115637
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Class R6: GGEIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$90	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	MSCI World Index® Free
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$976,132	$1,020,480	$1,011,800
Oct 17	$1,246,327	$1,257,261	$1,242,187
Oct 18	$1,269,954	$1,250,753	$1,256,596
Oct 19	$1,437,624	$1,408,241	$1,416,058
Oct 20	$1,535,033	$1,477,072	$1,477,798
Oct 21	$2,203,637	$2,027,687	$2,075,125
Oct 22	$1,768,868	$1,623,015	$1,691,642
Oct 23	$1,975,247	$1,793,462	$1,868,926
Oct 24	$2,433,300	$2,381,553	$2,498,380
Oct 25	$3,024,973	$2,930,024	$3,048,523

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	24.32%	14.53%	11.70%
MSCI All Country World Index	22.64%	14.61%	11.31%
MSCI World Index® Free	22.02%	15.58%	11.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 242,965,329
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,447,870
InvestmentCompanyPortfolioTurnover	41.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$242,965,329
Number of Portfolio Holdings	66
Portfolio Turnover Rate	41.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,447,870

Holdings [Text Block]
Common Stocks	98.4%
Other assets in excess of liabilities	1.6%

Largest Holdings [Text Block]
United States	75.9%
Japan	4.4%
Netherlands	4.4%
Ireland	2.8%
United Kingdom	2.8%
Spain	2.4%
France	1.8%
Brazil	1.2%
Norway	1.2%
Germany	1.2%
Other Countries	1.9%

Material Fund Change [Text Block]
C000115636
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Institutional Service Class: GGESX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$118	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	MSCI World Index® Free
Oct 15	$50,000	$50,000	$50,000
Oct 16	$48,740	$51,024	$50,590
Oct 17	$62,170	$62,863	$62,109
Oct 18	$63,329	$62,538	$62,830
Oct 19	$71,603	$70,412	$70,803
Oct 20	$76,397	$73,854	$73,890
Oct 21	$109,582	$101,384	$103,756
Oct 22	$87,909	$81,151	$84,582
Oct 23	$98,089	$89,673	$93,446
Oct 24	$120,484	$119,078	$124,919
Oct 25	$149,431	$146,501	$152,426

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	24.02%	14.36%	11.57%
MSCI All Country World Index	22.64%	14.61%	11.31%
MSCI World Index® Free	22.02%	15.58%	11.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 242,965,329
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,447,870
InvestmentCompanyPortfolioTurnover	41.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$242,965,329
Number of Portfolio Holdings	66
Portfolio Turnover Rate	41.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,447,870

Holdings [Text Block]
Common Stocks	98.4%
Other assets in excess of liabilities	1.6%

Largest Holdings [Text Block]
United States	75.9%
Japan	4.4%
Netherlands	4.4%
Ireland	2.8%
United Kingdom	2.8%
Spain	2.4%
France	1.8%
Brazil	1.2%
Norway	1.2%
Germany	1.2%
Other Countries	1.9%

Material Fund Change [Text Block]
C000013648
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Class R6: GMIXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class R6	iMoneyNet Money Fund Average™ Government All
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,000,442	$1,000,600
Oct 17	$1,003,880	$1,004,302
Oct 18	$1,016,057	$1,016,555
Oct 19	$1,035,392	$1,035,768
Oct 20	$1,040,117	$1,040,843
Oct 21	$1,040,117	$1,041,051
Oct 22	$1,047,507	$1,048,859
Oct 23	$1,094,675	$1,095,953
Oct 24	$1,149,716	$1,151,189
Oct 25	$1,196,342	$1,198,272

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1	4.06%	2.84%	1.81%
iMoneyNet Money Fund Average™ Government All	4.09%	2.86%	1.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 606,487,577
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,658,489
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$606,487,577
Number of Portfolio Holdings	103
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,658,489

Holdings [Text Block]
U.S. Treasury Obligations	51.6%
Repurchase Agreements	31.3%
U.S. Government Agency Securities	16.9%
Other assets in excess of liabilities	0.2%

Largest Holdings [Text Block]
U.S. Treasury Bills, 4.17%, 11/28/2025	3.6%
U.S. Treasury Bills, 4.03%, 11/12/2025	3.0%
U.S. Treasury Bills, 4.21%, 11/25/2025	2.5%
U.S. Treasury Bills, 4.06%, 1/22/2026	2.5%
U.S. Treasury Notes, 3.92%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.19%, 11/13/2025	2.1%
U.S. Treasury Bills, 4.05%, 12/16/2025	2.0%
U.S. Treasury Bills, 4.19%, 11/6/2025	2.0%
U.S. Treasury Notes, 3.86%, 1/31/2027	1.9%
U.S. Treasury Notes, 3.95%, 7/31/2026	1.5%
Other HoldingsFootnote Reference#	76.7%

Material Fund Change [Text Block]
C000013649
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Investor: MIFXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor	$54	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Investor	iMoneyNet Money Fund Average™ Government All
Oct 15	$10,000	$10,000
Oct 16	$10,000	$10,006
Oct 17	$10,023	$10,043
Oct 18	$10,136	$10,166
Oct 19	$10,323	$10,358
Oct 20	$10,366	$10,408
Oct 21	$10,366	$10,411
Oct 22	$10,434	$10,489
Oct 23	$10,893	$10,960
Oct 24	$11,430	$11,512
Oct 25	$11,881	$11,983

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
InvestorFootnote Reference1	3.95%	2.77%	1.74%
iMoneyNet Money Fund Average™ Government All	4.09%	2.86%	1.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 606,487,577
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,658,489
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$606,487,577
Number of Portfolio Holdings	103
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,658,489

Holdings [Text Block]
U.S. Treasury Obligations	51.6%
Repurchase Agreements	31.3%
U.S. Government Agency Securities	16.9%
Other assets in excess of liabilities	0.2%

Largest Holdings [Text Block]
U.S. Treasury Bills, 4.17%, 11/28/2025	3.6%
U.S. Treasury Bills, 4.03%, 11/12/2025	3.0%
U.S. Treasury Bills, 4.21%, 11/25/2025	2.5%
U.S. Treasury Bills, 4.06%, 1/22/2026	2.5%
U.S. Treasury Notes, 3.92%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.19%, 11/13/2025	2.1%
U.S. Treasury Bills, 4.05%, 12/16/2025	2.0%
U.S. Treasury Bills, 4.19%, 11/6/2025	2.0%
U.S. Treasury Notes, 3.86%, 1/31/2027	1.9%
U.S. Treasury Notes, 3.95%, 7/31/2026	1.5%
Other HoldingsFootnote Reference#	76.7%

Material Fund Change [Text Block]
C000013650
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Service Class: NWSXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$74	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	Service Class	iMoneyNet Money Fund Average™ Government All
Oct 15	$50,000	$50,000
Oct 16	$50,001	$50,030
Oct 17	$50,069	$50,215
Oct 18	$50,538	$50,828
Oct 19	$51,356	$51,788
Oct 20	$51,533	$52,042
Oct 21	$51,533	$52,053
Oct 22	$51,827	$52,443
Oct 23	$54,003	$54,798
Oct 24	$56,552	$57,559
Oct 25	$58,673	$59,914

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Class	3.75%	2.63%	1.61%
iMoneyNet Money Fund Average™ Government All	4.09%	2.86%	1.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 606,487,577
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,658,489
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$606,487,577
Number of Portfolio Holdings	103
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,658,489

Holdings [Text Block]
U.S. Treasury Obligations	51.6%
Repurchase Agreements	31.3%
U.S. Government Agency Securities	16.9%
Other assets in excess of liabilities	0.2%

Largest Holdings [Text Block]
U.S. Treasury Bills, 4.17%, 11/28/2025	3.6%
U.S. Treasury Bills, 4.03%, 11/12/2025	3.0%
U.S. Treasury Bills, 4.21%, 11/25/2025	2.5%
U.S. Treasury Bills, 4.06%, 1/22/2026	2.5%
U.S. Treasury Notes, 3.92%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.19%, 11/13/2025	2.1%
U.S. Treasury Bills, 4.05%, 12/16/2025	2.0%
U.S. Treasury Bills, 4.19%, 11/6/2025	2.0%
U.S. Treasury Notes, 3.86%, 1/31/2027	1.9%
U.S. Treasury Notes, 3.95%, 7/31/2026	1.5%
Other HoldingsFootnote Reference#	76.7%

Material Fund Change [Text Block]
C000224083
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Class A: NWAUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$85	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class A	S&P 500® Index
Jan 21	$9,425	$10,000
Oct 21	$11,499	$12,404
Oct 22	$11,093	$10,592
Oct 23	$11,465	$11,666
Oct 24	$16,510	$16,101
Oct 25	$15,268	$19,555

Average Annual Return [Table Text Block]
	1 Year	3 Years	Since inception
Class A - (Inception 01/25/2021)	-7.52%	11.24%	10.66%
Class A (with sales charge)Footnote Reference1	-12.86%	9.05%	9.29%
S&P 500® Index	21.45%	22.68%	14.55%

Performance Inception Date	Jan. 25, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 242,429,062
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 712,052
InvestmentCompanyPortfolioTurnover	166.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$242,429,062
Number of Portfolio Holdings	32
Portfolio Turnover Rate	166.65%
Advisory Fees - net of reimbursement & waiver, if any	$712,052

Holdings [Text Block]
Common Stocks	95.7%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	2.8%

Largest Holdings [Text Block]
Electric Utilities	19.0%
Insurance	14.6%
Tobacco	12.7%
Oil, Gas & Consumable Fuels	9.4%
Diversified Telecommunication Services	9.4%
Pharmaceuticals	6.8%
Health Care Providers & Services	4.4%
Multi-Utilities	3.9%
Beverages	3.3%
Software	2.9%
Other IndustriesFootnote Reference#	13.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

The written contract waiving the administrative services fee for the Fund ended on January 23, 2025.

C000224084
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Class R6: NWAVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$47	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Jan 21	$1,000,000	$1,000,000
Oct 21	$1,223,941	$1,240,400
Oct 22	$1,184,509	$1,059,178
Oct 23	$1,228,068	$1,166,578
Oct 24	$1,773,699	$1,610,077
Oct 25	$1,645,918	$1,955,478

Average Annual Return [Table Text Block]
	1 Year	3 Years	Since inception
Class R6 - (Inception 01/25/2021)Footnote Reference1	-7.14%Footnote Reference*	11.59%	11.03%
S&P 500® Index	21.45%	22.68%	14.55%

Performance Inception Date	Jan. 25, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 242,429,062
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 712,052
InvestmentCompanyPortfolioTurnover	166.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$242,429,062
Number of Portfolio Holdings	32
Portfolio Turnover Rate	166.65%
Advisory Fees - net of reimbursement & waiver, if any	$712,052

Holdings [Text Block]
Common Stocks	95.7%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	2.8%

Largest Holdings [Text Block]
Electric Utilities	19.0%
Insurance	14.6%
Tobacco	12.7%
Oil, Gas & Consumable Fuels	9.4%
Diversified Telecommunication Services	9.4%
Pharmaceuticals	6.8%
Health Care Providers & Services	4.4%
Multi-Utilities	3.9%
Beverages	3.3%
Software	2.9%
Other IndustriesFootnote Reference#	13.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

The written contract waiving the administrative services fee for the Fund ended on January 23, 2025.

C000224082
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Eagle Class: NWAYX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$57	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Eagle Class	S&P 500® Index
Jan 21	$50,000	$50,000
Oct 21	$61,163	$62,020
Oct 22	$59,197	$52,959
Oct 23	$61,320	$58,329
Oct 24	$88,461	$80,504
Oct 25	$82,035	$97,774

Average Annual Return [Table Text Block]
	1 Year	3 Years	Since inception
Eagle Class - (Inception 01/25/2021)Footnote Reference1	-7.26%	11.49%	10.95%
S&P 500® Index	21.45%	22.68%	14.55%

Performance Inception Date	Jan. 25, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 242,429,062
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 712,052
InvestmentCompanyPortfolioTurnover	166.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$242,429,062
Number of Portfolio Holdings	32
Portfolio Turnover Rate	166.65%
Advisory Fees - net of reimbursement & waiver, if any	$712,052

Holdings [Text Block]
Common Stocks	95.7%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	2.8%

Largest Holdings [Text Block]
Electric Utilities	19.0%
Insurance	14.6%
Tobacco	12.7%
Oil, Gas & Consumable Fuels	9.4%
Diversified Telecommunication Services	9.4%
Pharmaceuticals	6.8%
Health Care Providers & Services	4.4%
Multi-Utilities	3.9%
Beverages	3.3%
Software	2.9%
Other IndustriesFootnote Reference#	13.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

The written contract waiving the administrative services fee for the Fund ended on January 23, 2025.

C000224085
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Institutional Service Class: NWAWX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$61	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Institutional Service Class	S&P 500® Index
Jan 21	$50,000	$50,000
Oct 21	$61,155	$62,020
Oct 22	$59,127	$52,959
Oct 23	$61,140	$58,329
Oct 24	$88,071	$80,504
Oct 25	$81,642	$97,774

Average Annual Return [Table Text Block]
	1 Year	3 Years	Since inception
Institutional Service Class - (Inception 01/25/2021)Footnote Reference1	-7.30%	11.35%	10.84%
S&P 500® Index	21.45%	22.68%	14.55%

Performance Inception Date	Jan. 25, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 242,429,062
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 712,052
InvestmentCompanyPortfolioTurnover	166.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$242,429,062
Number of Portfolio Holdings	32
Portfolio Turnover Rate	166.65%
Advisory Fees - net of reimbursement & waiver, if any	$712,052

Holdings [Text Block]
Common Stocks	95.7%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	2.8%

Largest Holdings [Text Block]
Electric Utilities	19.0%
Insurance	14.6%
Tobacco	12.7%
Oil, Gas & Consumable Fuels	9.4%
Diversified Telecommunication Services	9.4%
Pharmaceuticals	6.8%
Health Care Providers & Services	4.4%
Multi-Utilities	3.9%
Beverages	3.3%
Software	2.9%
Other IndustriesFootnote Reference#	13.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

The written contract waiving the administrative services fee for the Fund ended on January 23, 2025.

C000118164
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Class A: NIFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$74	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Oct 15	$9,770	$10,000	$10,000
Oct 16	$10,292	$10,437	$10,589
Oct 17	$10,231	$10,531	$10,577
Oct 18	$10,058	$10,315	$10,446
Oct 19	$10,922	$11,502	$11,382
Oct 20	$11,864	$12,214	$12,417
Oct 21	$12,552	$12,156	$13,295
Oct 22	$11,006	$10,250	$11,770
Oct 23	$10,911	$10,287	$11,685
Oct 24	$11,803	$11,371	$12,691
Oct 25	$12,438	$12,072	$13,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.38%	0.95%	2.44%
Class A (with sales charge)Footnote Reference1	2.95%	0.49%	2.21%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	6.06%	1.63%	3.02%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 158,949,373
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 246,769
InvestmentCompanyPortfolioTurnover	11.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$158,949,373
Number of Portfolio Holdings	55
Portfolio Turnover Rate	11.39%
Advisory Fees - net of reimbursement & waiver, if any	$246,769

Holdings [Text Block]
U.S. Treasury Obligations	86.4%
Asset-Backed Securities	6.4%
U.S. Government Agency Security	4.6%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.7%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.3%

Largest Holdings [Text Block]
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.6%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.9%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.7%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
Other HoldingsFootnote Reference#	42.5%

Material Fund Change [Text Block]
C000118165
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Class R6: NIFIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,056,443	$1,043,700	$1,058,900
Oct 17	$1,053,733	$1,053,093	$1,057,735
Oct 18	$1,039,517	$1,031,505	$1,044,619
Oct 19	$1,131,199	$1,150,231	$1,138,217
Oct 20	$1,232,181	$1,221,430	$1,241,681
Oct 21	$1,309,346	$1,215,568	$1,329,468
Oct 22	$1,153,152	$1,024,967	$1,176,978
Oct 23	$1,146,903	$1,028,656	$1,168,504
Oct 24	$1,246,376	$1,137,141	$1,269,112
Oct 25	$1,319,728	$1,207,179	$1,346,044

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	5.89%	1.38%	2.81%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	6.06%	1.63%	3.02%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 158,949,373
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 246,769
InvestmentCompanyPortfolioTurnover	11.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$158,949,373
Number of Portfolio Holdings	55
Portfolio Turnover Rate	11.39%
Advisory Fees - net of reimbursement & waiver, if any	$246,769

Holdings [Text Block]
U.S. Treasury Obligations	86.4%
Asset-Backed Securities	6.4%
U.S. Government Agency Security	4.6%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.7%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.3%

Largest Holdings [Text Block]
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.6%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.9%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.7%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
Other HoldingsFootnote Reference#	42.5%

Material Fund Change [Text Block]
C000175981
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Institutional Service Class: NWXNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$47	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Dec 16	$50,000	$50,000	$50,000
Oct 17	$50,791	$51,675	$50,920
Oct 18	$50,055	$50,616	$50,289
Oct 19	$54,409	$56,442	$54,794
Oct 20	$59,220	$59,935	$59,775
Oct 21	$62,818	$59,648	$64,001
Oct 22	$55,234	$50,295	$56,660
Oct 23	$54,851	$50,476	$56,252
Oct 24	$59,509	$55,799	$61,096
Oct 25	$62,911	$59,236	$64,799

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	5.72%	1.22%	2.61%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.93%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	6.06%	1.63%	2.96%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 158,949,373
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 246,769
InvestmentCompanyPortfolioTurnover	11.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$158,949,373
Number of Portfolio Holdings	55
Portfolio Turnover Rate	11.39%
Advisory Fees - net of reimbursement & waiver, if any	$246,769

Holdings [Text Block]
U.S. Treasury Obligations	86.4%
Asset-Backed Securities	6.4%
U.S. Government Agency Security	4.6%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.7%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.3%

Largest Holdings [Text Block]
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.6%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.9%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.7%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
Other HoldingsFootnote Reference#	42.5%

Material Fund Change [Text Block]
C000255389
Shareholder Report [Line Items]
Fund Name	Nationwide International Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Equity Portfolio (the "Fund") for the period of November 25, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$56	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Line Graph [Table Text Block]
	Class R6	MSCI EAFE® Index
Nov 24	$1,000,000	$1,000,000
Oct 25	$1,362,265	$1,262,000

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Class R6 - (Inception 11/25/2024)Footnote Reference1	37.18%
MSCI EAFE® Index	26.20%

Performance Inception Date	Nov. 25, 2024
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 788,306,397
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,891,189
InvestmentCompanyPortfolioTurnover	61.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$788,306,397
Number of Portfolio Holdings	197
Portfolio Turnover Rate	61.70%
Advisory Fees - net of reimbursement & waiver, if any	$2,891,189

Holdings [Text Block]
Common Stocks	96.0%
Total Return Swaps	1.5%
Other assets in excess of liabilities	2.5%

Largest Holdings [Text Block]
Banks	16.2%
Pharmaceuticals	10.6%
Electrical Equipment	6.4%
Insurance	6.0%
Machinery	5.8%
Semiconductors & Semiconductor Equipment	5.8%
Metals & Mining	4.6%
Automobiles	2.7%
Real Estate Management & Development	2.7%
Aerospace & Defense	2.1%
Other Industries	37.1%

C000013557
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class A: GIIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$81	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	Class A	MSCI EAFE® Index
Oct 15	$9,428	$10,000
Oct 16	$9,133	$9,677
Oct 17	$11,250	$11,945
Oct 18	$10,392	$11,127
Oct 19	$11,480	$12,355
Oct 20	$10,684	$11,508
Oct 21	$14,233	$15,441
Oct 22	$10,898	$11,890
Oct 23	$12,482	$13,602
Oct 24	$15,137	$16,726
Oct 25	$18,581	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	22.75%	11.70%	7.02%
Class A (with sales charge)Footnote Reference1	15.67%	10.39%	6.39%
MSCI EAFE® Index	23.03%	12.33%	7.48%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 830,885,762
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,655,887
InvestmentCompanyPortfolioTurnover	12.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$830,885,762
Number of Portfolio Holdings	702
Portfolio Turnover Rate	12.88%
Advisory Fees - net of reimbursement & waiver, if any	$1,655,887

Holdings [Text Block]
Common Stocks	98.3%
Repurchase Agreements	6.6%
Other liabilities in excess of assets	-4.9%

Largest Holdings [Text Block]
Japan	21.4%
United Kingdom	10.6%
United States	9.2%
Germany	8.9%
France	8.7%
Australia	6.5%
Switzerland	4.6%
Netherlands	4.2%
Spain	3.2%
Italy	3.0%
Other CountriesFootnote Reference#	19.7%

C000033116
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class R: GIIRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$119	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Line Graph [Table Text Block]
	Class R	MSCI EAFE® Index
Oct 15	$10,000	$10,000
Oct 16	$9,663	$9,677
Oct 17	$11,864	$11,945
Oct 18	$10,929	$11,127
Oct 19	$12,054	$12,355
Oct 20	$11,166	$11,508
Oct 21	$14,837	$15,441
Oct 22	$11,328	$11,890
Oct 23	$12,941	$13,602
Oct 24	$15,626	$16,726
Oct 25	$19,110	$20,578

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	22.30%	11.35%	6.69%
MSCI EAFE® Index	23.03%	12.33%	7.48%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 830,885,762
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,655,887
InvestmentCompanyPortfolioTurnover	12.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$830,885,762
Number of Portfolio Holdings	702
Portfolio Turnover Rate	12.88%
Advisory Fees - net of reimbursement & waiver, if any	$1,655,887

Holdings [Text Block]
Common Stocks	98.3%
Repurchase Agreements	6.6%
Other liabilities in excess of assets	-4.9%

Largest Holdings [Text Block]
Japan	21.4%
United Kingdom	10.6%
United States	9.2%
Germany	8.9%
France	8.7%
Australia	6.5%
Switzerland	4.6%
Netherlands	4.2%
Spain	3.2%
Italy	3.0%
Other CountriesFootnote Reference#	19.7%

C000013560
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class R6: GIXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Line Graph [Table Text Block]
	Class R6	MSCI EAFE® Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$972,866	$967,700
Oct 17	$1,201,629	$1,194,529
Oct 18	$1,114,859	$1,112,704
Oct 19	$1,237,694	$1,235,546
Oct 20	$1,157,075	$1,150,788
Oct 21	$1,546,947	$1,544,127
Oct 22	$1,190,651	$1,188,978
Oct 23	$1,368,621	$1,360,190
Oct 24	$1,665,590	$1,672,626
Oct 25	$2,053,432	$2,057,832

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	23.29%	12.16%	7.46%
MSCI EAFE® Index	23.03%	12.33%	7.48%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 830,885,762
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,655,887
InvestmentCompanyPortfolioTurnover	12.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$830,885,762
Number of Portfolio Holdings	702
Portfolio Turnover Rate	12.88%
Advisory Fees - net of reimbursement & waiver, if any	$1,655,887

Holdings [Text Block]
Common Stocks	98.3%
Repurchase Agreements	6.6%
Other liabilities in excess of assets	-4.9%

Largest Holdings [Text Block]
Japan	21.4%
United Kingdom	10.6%
United States	9.2%
Germany	8.9%
France	8.7%
Australia	6.5%
Switzerland	4.6%
Netherlands	4.2%
Spain	3.2%
Italy	3.0%
Other CountriesFootnote Reference#	19.7%

C000175978
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Institutional Service Class: NWXPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$64	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI EAFE® Index
Dec 16	$50,000	$50,000
Oct 17	$61,985	$62,975
Oct 18	$57,400	$58,661
Oct 19	$63,590	$65,137
Oct 20	$59,345	$60,669
Oct 21	$79,155	$81,406
Oct 22	$60,719	$62,682
Oct 23	$69,713	$71,709
Oct 24	$84,654	$88,180
Oct 25	$104,021	$108,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	22.88%	11.88%	8.58%
MSCI EAFE® Index	23.03%	12.33%	9.03%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 830,885,762
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,655,887
InvestmentCompanyPortfolioTurnover	12.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$830,885,762
Number of Portfolio Holdings	702
Portfolio Turnover Rate	12.88%
Advisory Fees - net of reimbursement & waiver, if any	$1,655,887

Holdings [Text Block]
Common Stocks	98.3%
Repurchase Agreements	6.6%
Other liabilities in excess of assets	-4.9%

Largest Holdings [Text Block]
Japan	21.4%
United Kingdom	10.6%
United States	9.2%
Germany	8.9%
France	8.7%
Australia	6.5%
Switzerland	4.6%
Netherlands	4.2%
Spain	3.2%
Italy	3.0%
Other CountriesFootnote Reference#	19.7%

C000175982
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Class A: NWXSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$139	1.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.22%
Line Graph [Table Text Block]
	Class A	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$9,425	$10,000	$10,000
Oct 17	$11,847	$12,595	$12,895
Oct 18	$10,618	$11,732	$11,888
Oct 19	$11,798	$13,027	$12,936
Oct 20	$11,944	$12,134	$12,760
Oct 21	$17,020	$16,281	$17,325
Oct 22	$11,497	$12,536	$12,079
Oct 23	$12,285	$14,342	$12,860
Oct 24	$15,275	$17,636	$15,813
Oct 25	$19,414	$18,722	$19,687

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 12/29/2016)	27.09%	10.20%	8.52%
Class A (with sales charge)Footnote Reference1	19.77%	8.90%	7.79%
MSCI EAFE® Index	23.03%	12.33%	8.85%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.96%

Performance Inception Date	Dec. 29, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 260,932,425
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,983,420
InvestmentCompanyPortfolioTurnover	132.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$260,932,425
Number of Portfolio Holdings	230
Portfolio Turnover Rate	132.52%
Advisory Fees - net of reimbursement & waiver, if any	$1,983,420

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreements	5.3%
Exchange Traded Fund	0.6%
Other liabilities in excess of assets	-4.3%

Largest Holdings [Text Block]
Japan	26.8%
United Kingdom	14.7%
Israel	5.9%
Australia	5.4%
Canada	3.9%
Netherlands	3.5%
France	2.7%
Sweden	2.6%
Italy	2.4%
Brazil	2.4%
Other CountriesFootnote Reference#	29.7%

Material Fund Change [Text Block]
C000175984
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Class R6: NWXUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$104	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
	Class R6	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$1,000,000	$1,000,000	$1,000,000
Oct 17	$1,261,000	$1,259,500	$1,289,500
Oct 18	$1,134,086	$1,173,224	$1,188,790
Oct 19	$1,263,062	$1,302,748	$1,293,641
Oct 20	$1,282,030	$1,213,380	$1,276,048
Oct 21	$1,833,368	$1,628,113	$1,732,490
Oct 22	$1,244,597	$1,253,647	$1,207,892
Oct 23	$1,335,237	$1,434,172	$1,286,043
Oct 24	$1,665,628	$1,763,601	$1,581,318
Oct 25	$2,123,992	$1,872,239	$1,968,741

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 12/29/2016)Footnote Reference1,Footnote Reference2	27.64%Footnote Reference*	10.62%	8.90%
MSCI EAFE® Index	23.03%	12.33%	8.85%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.96%

Performance Inception Date	Dec. 29, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 260,932,425
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,983,420
InvestmentCompanyPortfolioTurnover	132.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$260,932,425
Number of Portfolio Holdings	230
Portfolio Turnover Rate	132.52%
Advisory Fees - net of reimbursement & waiver, if any	$1,983,420

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreements	5.3%
Exchange Traded Fund	0.6%
Other liabilities in excess of assets	-4.3%

Largest Holdings [Text Block]
Japan	26.8%
United Kingdom	14.7%
Israel	5.9%
Australia	5.4%
Canada	3.9%
Netherlands	3.5%
France	2.7%
Sweden	2.6%
Italy	2.4%
Brazil	2.4%
Other CountriesFootnote Reference#	29.7%

Material Fund Change [Text Block]
C000175985
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Institutional Service Class: NWXVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$117	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$63,000	$62,975	$64,475
Oct 18	$56,676	$58,661	$59,440
Oct 19	$63,023	$65,137	$64,682
Oct 20	$63,886	$60,669	$63,802
Oct 21	$91,252	$81,406	$86,625
Oct 22	$61,998	$62,682	$60,395
Oct 23	$66,355	$71,709	$64,302
Oct 24	$82,613	$88,180	$79,066
Oct 25	$105,266	$93,612	$98,437

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/29/2016)Footnote Reference1	27.42%	10.50%	8.79%
MSCI EAFE® Index	23.03%	12.33%	8.85%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.96%

Performance Inception Date	Dec. 29, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 260,932,425
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,983,420
InvestmentCompanyPortfolioTurnover	132.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$260,932,425
Number of Portfolio Holdings	230
Portfolio Turnover Rate	132.52%
Advisory Fees - net of reimbursement & waiver, if any	$1,983,420

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreements	5.3%
Exchange Traded Fund	0.6%
Other liabilities in excess of assets	-4.3%

Largest Holdings [Text Block]
Japan	26.8%
United Kingdom	14.7%
Israel	5.9%
Australia	5.4%
Canada	3.9%
Netherlands	3.5%
France	2.7%
Sweden	2.6%
Italy	2.4%
Brazil	2.4%
Other CountriesFootnote Reference#	29.7%

Material Fund Change [Text Block]
C000120179
Shareholder Report [Line Items]
Fund Name	Nationwide Invesco Core Plus Bond Fund
Class Name	Class A: NWCPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$87	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 15	$9,577	$10,000
Oct 16	$10,025	$10,437
Oct 17	$10,205	$10,531
Oct 18	$10,000	$10,315
Oct 19	$11,003	$11,502
Oct 20	$11,705	$12,214
Oct 21	$11,859	$12,156
Oct 22	$9,934	$10,250
Oct 23	$10,043	$10,287
Oct 24	$11,220	$11,371
Oct 25	$11,886	$12,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.94%	0.31%	2.18%
Class A (with sales charge)Footnote Reference1	1.40%	-0.56%	1.74%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 142,078,525
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 181,423
InvestmentCompanyPortfolioTurnover	425.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$142,078,525
Number of Portfolio Holdings	644
Portfolio Turnover Rate	425.76%
Advisory Fees - net of reimbursement & waiver, if any	$181,423

Holdings [Text Block]
Corporate Bonds	42.9%
Mortgage-Backed Securities	21.3%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	6.3%
Repurchase Agreements	5.0%
Foreign Government Securities	3.2%
U.S. Treasury Obligations	2.6%
Short-Term Investment	0.7%
Convertible Bonds	0.5%
Other liabilities in excess of assets	-6.2%

Largest Holdings [Text Block]
Banks	7.4%
Oil, Gas & Consumable Fuels	3.9%
Capital Markets	2.8%
Electric Utilities	1.9%
Insurance	1.8%
Pharmaceuticals	1.6%
Consumer Finance	1.5%
Hotels, Restaurants & Leisure	1.5%
Semiconductors & Semiconductor Equipment	1.3%
Diversified Telecommunication Services	1.3%
Other IndustriesFootnote Reference#	75.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. Effective January 17, 2025, the Nationwide BNY Mellon Core Plus Bond ESG Fund was renamed "Nationwide BNY Mellon Core Plus Bond Fund".

2. Effective May 12, 2025, the Nationwide BNY Mellon Core Plus Bond Fund was renamed "Nationwide Invesco Core Plus Bond Fund".

3. Effective end of business on May 7, 2025, the subadviser was changed from Insight North America LLC to Invesco Advisers, Inc.

4. Effective May 12, 2025 the expense limitation rate changed from 0.49% to 0.47%.

C000120181
Shareholder Report [Line Items]
Fund Name	Nationwide Invesco Core Plus Bond Fund
Class Name	Class R6: NWCIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$49	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,050,485	$1,043,700
Oct 17	$1,073,369	$1,053,093
Oct 18	$1,055,709	$1,031,505
Oct 19	$1,165,500	$1,150,231
Oct 20	$1,244,020	$1,221,430
Oct 21	$1,264,518	$1,215,568
Oct 22	$1,061,748	$1,024,967
Oct 23	$1,076,979	$1,028,656
Oct 24	$1,209,023	$1,137,141
Oct 25	$1,283,915	$1,207,179

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	6.31%Footnote Reference*	0.63%	2.53%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 142,078,525
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 181,423
InvestmentCompanyPortfolioTurnover	425.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$142,078,525
Number of Portfolio Holdings	644
Portfolio Turnover Rate	425.76%
Advisory Fees - net of reimbursement & waiver, if any	$181,423

Holdings [Text Block]
Corporate Bonds	42.9%
Mortgage-Backed Securities	21.3%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	6.3%
Repurchase Agreements	5.0%
Foreign Government Securities	3.2%
U.S. Treasury Obligations	2.6%
Short-Term Investment	0.7%
Convertible Bonds	0.5%
Other liabilities in excess of assets	-6.2%

Largest Holdings [Text Block]
Banks	7.4%
Oil, Gas & Consumable Fuels	3.9%
Capital Markets	2.8%
Electric Utilities	1.9%
Insurance	1.8%
Pharmaceuticals	1.6%
Consumer Finance	1.5%
Hotels, Restaurants & Leisure	1.5%
Semiconductors & Semiconductor Equipment	1.3%
Diversified Telecommunication Services	1.3%
Other IndustriesFootnote Reference#	75.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. Effective January 17, 2025, the Nationwide BNY Mellon Core Plus Bond ESG Fund was renamed "Nationwide BNY Mellon Core Plus Bond Fund".

2. Effective May 12, 2025, the Nationwide BNY Mellon Core Plus Bond Fund was renamed "Nationwide Invesco Core Plus Bond Fund".

3. Effective end of business on May 7, 2025, the subadviser was changed from Insight North America LLC to Invesco Advisers, Inc.

4. Effective May 12, 2025 the expense limitation rate changed from 0.49% to 0.47%.

C000120180
Shareholder Report [Line Items]
Fund Name	Nationwide Invesco Core Plus Bond Fund
Class Name	Institutional Service Class: NWCSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$60	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 15	$50,000	$50,000
Oct 16	$52,474	$52,185
Oct 17	$53,563	$52,655
Oct 18	$52,620	$51,575
Oct 19	$58,031	$57,512
Oct 20	$61,898	$61,072
Oct 21	$62,885	$60,778
Oct 22	$52,832	$51,248
Oct 23	$53,470	$51,433
Oct 24	$59,966	$56,857
Oct 25	$63,674	$60,359

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	6.18%	0.57%	2.45%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 142,078,525
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 181,423
InvestmentCompanyPortfolioTurnover	425.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$142,078,525
Number of Portfolio Holdings	644
Portfolio Turnover Rate	425.76%
Advisory Fees - net of reimbursement & waiver, if any	$181,423

Holdings [Text Block]
Corporate Bonds	42.9%
Mortgage-Backed Securities	21.3%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	6.3%
Repurchase Agreements	5.0%
Foreign Government Securities	3.2%
U.S. Treasury Obligations	2.6%
Short-Term Investment	0.7%
Convertible Bonds	0.5%
Other liabilities in excess of assets	-6.2%

Largest Holdings [Text Block]
Banks	7.4%
Oil, Gas & Consumable Fuels	3.9%
Capital Markets	2.8%
Electric Utilities	1.9%
Insurance	1.8%
Pharmaceuticals	1.6%
Consumer Finance	1.5%
Hotels, Restaurants & Leisure	1.5%
Semiconductors & Semiconductor Equipment	1.3%
Diversified Telecommunication Services	1.3%
Other IndustriesFootnote Reference#	75.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. Effective January 17, 2025, the Nationwide BNY Mellon Core Plus Bond ESG Fund was renamed "Nationwide BNY Mellon Core Plus Bond Fund".

2. Effective May 12, 2025, the Nationwide BNY Mellon Core Plus Bond Fund was renamed "Nationwide Invesco Core Plus Bond Fund".

3. Effective end of business on May 7, 2025, the subadviser was changed from Insight North America LLC to Invesco Advisers, Inc.

4. Effective May 12, 2025 the expense limitation rate changed from 0.49% to 0.47%.

C000013576
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class A: NDAAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$9,425	$10,000	$10,000
Oct 16	$9,655	$10,424	$10,424
Oct 17	$11,776	$12,762	$12,762
Oct 18	$11,608	$12,830	$12,830
Oct 19	$12,960	$14,507	$14,507
Oct 20	$13,181	$14,717	$14,717
Oct 21	$18,061	$20,090	$20,090
Oct 22	$14,524	$16,371	$16,371
Oct 23	$15,552	$17,555	$17,555
Oct 24	$20,168	$22,742	$22,742
Oct 25	$23,492	$29,208	$26,983

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	16.48%	12.25%	9.56%
Class A (with sales charge)Footnote Reference1	9.81%	10.92%	8.92%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 677,045,463
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 847,192
InvestmentCompanyPortfolioTurnover	39.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Holdings [Text Block]
Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%

Material Fund Change [Text Block]
C000013579
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class R: GAFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$90	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,209	$10,424	$10,424
Oct 17	$12,416	$12,762	$12,762
Oct 18	$12,199	$12,830	$12,830
Oct 19	$13,574	$14,507	$14,507
Oct 20	$13,766	$14,717	$14,717
Oct 21	$18,806	$20,090	$20,090
Oct 22	$15,066	$16,371	$16,371
Oct 23	$16,084	$17,555	$17,555
Oct 24	$20,812	$22,742	$22,742
Oct 25	$24,166	$29,208	$26,983

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	16.12%	11.91%	9.22%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 677,045,463
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 847,192
InvestmentCompanyPortfolioTurnover	39.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Holdings [Text Block]
Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%

Material Fund Change [Text Block]
C000013580
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class R6: GAIDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,027,910	$1,042,400	$1,042,400
Oct 17	$1,257,399	$1,276,210	$1,276,210
Oct 18	$1,244,010	$1,282,974	$1,282,974
Oct 19	$1,393,027	$1,450,659	$1,450,659
Oct 20	$1,422,501	$1,471,694	$1,471,694
Oct 21	$1,956,042	$2,009,009	$2,009,009
Oct 22	$1,577,659	$1,637,141	$1,637,141
Oct 23	$1,695,044	$1,755,507	$1,755,507
Oct 24	$2,205,272	$2,274,156	$2,274,156
Oct 25	$2,577,260	$2,920,802	$2,698,330

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	16.87%	12.62%	9.93%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 677,045,463
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 847,192
InvestmentCompanyPortfolioTurnover	39.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Holdings [Text Block]
Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%

Material Fund Change [Text Block]
C000137830
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Institutional Service Class: NWWHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$34	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,350	$52,120	$52,120
Oct 17	$62,773	$63,811	$63,811
Oct 18	$62,029	$64,149	$64,149
Oct 19	$69,428	$72,533	$72,533
Oct 20	$70,745	$73,585	$73,585
Oct 21	$97,214	$100,450	$100,450
Oct 22	$78,311	$81,857	$81,857
Oct 23	$83,977	$87,775	$87,775
Oct 24	$109,212	$113,708	$113,708
Oct 25	$127,544	$146,040	$134,916

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	16.79%	12.51%	9.82%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 677,045,463
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 847,192
InvestmentCompanyPortfolioTurnover	39.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Holdings [Text Block]
Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%

Material Fund Change [Text Block]
C000013581
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Service Class: NDASX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$64	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,199	$52,120	$52,120
Oct 17	$62,391	$63,811	$63,811
Oct 18	$61,456	$64,149	$64,149
Oct 19	$68,556	$72,533	$72,533
Oct 20	$69,674	$73,585	$73,585
Oct 21	$95,474	$100,450	$100,450
Oct 22	$76,780	$81,857	$81,857
Oct 23	$82,074	$87,775	$87,775
Oct 24	$106,442	$113,708	$113,708
Oct 25	$123,928	$146,040	$134,916

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	16.43%	12.21%	9.50%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 677,045,463
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 847,192
InvestmentCompanyPortfolioTurnover	39.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Holdings [Text Block]
Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%

Material Fund Change [Text Block]
C000013600
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class A: NDCAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$54	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$9,424	$10,000	$10,000
Oct 16	$9,736	$10,437	$10,441
Oct 17	$10,237	$10,531	$10,969
Oct 18	$10,192	$10,315	$10,867
Oct 19	$11,002	$11,502	$12,032
Oct 20	$11,529	$12,214	$12,722
Oct 21	$12,477	$12,156	$13,605
Oct 22	$10,739	$10,250	$11,447
Oct 23	$10,983	$10,287	$11,678
Oct 24	$12,417	$11,371	$13,321
Oct 25	$13,336	$12,072	$14,510

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	7.40%	2.95%	3.53%
Class A (with sales charge)Footnote Reference1	1.25%	1.75%	2.92%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 254,511,070
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 348,205
InvestmentCompanyPortfolioTurnover	32.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Holdings [Text Block]
Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%

Material Fund Change [Text Block]
C000013603
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class R: GCFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$91	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,297	$10,437	$10,441
Oct 17	$10,794	$10,531	$10,969
Oct 18	$10,712	$10,315	$10,867
Oct 19	$11,516	$11,502	$12,032
Oct 20	$12,041	$12,214	$12,722
Oct 21	$12,978	$12,156	$13,605
Oct 22	$11,135	$10,250	$11,447
Oct 23	$11,349	$10,287	$11,678
Oct 24	$12,789	$11,371	$13,321
Oct 25	$13,677	$12,072	$14,510

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	6.94%	2.58%	3.18%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 254,511,070
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 348,205
InvestmentCompanyPortfolioTurnover	32.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Holdings [Text Block]
Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%

Material Fund Change [Text Block]
C000013604
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class R6: GIMCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,036,307	$1,043,700	$1,044,100
Oct 17	$1,094,092	$1,053,093	$1,096,931
Oct 18	$1,092,962	$1,031,505	$1,086,730
Oct 19	$1,182,167	$1,150,231	$1,203,227
Oct 20	$1,243,839	$1,221,430	$1,272,172
Oct 21	$1,351,121	$1,215,568	$1,360,461
Oct 22	$1,165,184	$1,024,967	$1,144,692
Oct 23	$1,196,371	$1,028,656	$1,167,815
Oct 24	$1,356,842	$1,137,141	$1,332,120
Oct 25	$1,459,581	$1,207,179	$1,450,987

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	7.57%	3.25%	3.85%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 254,511,070
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 348,205
InvestmentCompanyPortfolioTurnover	32.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Holdings [Text Block]
Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%

Material Fund Change [Text Block]
C000137834
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Institutional Service Class: NWWLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,774	$52,185	$52,205
Oct 17	$54,568	$52,655	$54,847
Oct 18	$54,466	$51,575	$54,336
Oct 19	$58,938	$57,512	$60,161
Oct 20	$61,907	$61,072	$63,609
Oct 21	$67,195	$60,778	$68,023
Oct 22	$57,923	$51,248	$57,235
Oct 23	$59,418	$51,433	$58,391
Oct 24	$67,296	$56,857	$66,606
Oct 25	$72,362	$60,359	$72,549

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	7.53%	3.17%	3.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 254,511,070
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 348,205
InvestmentCompanyPortfolioTurnover	32.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Holdings [Text Block]
Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%

Material Fund Change [Text Block]
C000013605
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Service Class: NDCSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$65	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,608	$52,185	$52,205
Oct 17	$54,276	$52,655	$54,847
Oct 18	$54,003	$51,575	$54,336
Oct 19	$58,182	$57,512	$60,161
Oct 20	$60,976	$61,072	$63,609
Oct 21	$65,919	$60,778	$68,023
Oct 22	$56,650	$51,248	$57,235
Oct 23	$57,936	$51,433	$58,391
Oct 24	$65,443	$56,857	$66,606
Oct 25	$70,124	$60,359	$72,549

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	7.15%	2.83%	3.44%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 254,511,070
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 348,205
InvestmentCompanyPortfolioTurnover	32.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Holdings [Text Block]
Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%

Material Fund Change [Text Block]
C000013588
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class A: NADMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$9,423	$10,000	$10,000
Oct 16	$9,688	$10,205	$10,465
Oct 17	$11,078	$12,573	$11,931
Oct 18	$11,037	$12,508	$11,905
Oct 19	$12,181	$14,082	$13,388
Oct 20	$12,602	$14,771	$13,992
Oct 21	$15,564	$20,277	$17,069
Oct 22	$12,896	$16,230	$14,080
Oct 23	$13,521	$17,935	$14,748
Oct 24	$16,477	$23,816	$18,047
Oct 25	$18,518	$29,208	$20,629

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	12.38%	8.00%	6.99%
Class A (with sales charge)Footnote Reference1	5.88%	6.74%	6.36%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 650,317,929
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 847,024
InvestmentCompanyPortfolioTurnover	32.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Holdings [Text Block]
Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%

Material Fund Change [Text Block]
C000013591
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class R: GMDRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$89	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,258	$10,205	$10,465
Oct 17	$11,689	$12,573	$11,931
Oct 18	$11,622	$12,508	$11,905
Oct 19	$12,773	$14,082	$13,388
Oct 20	$13,175	$14,771	$13,992
Oct 21	$16,223	$20,277	$17,069
Oct 22	$13,394	$16,230	$14,080
Oct 23	$13,999	$17,935	$14,748
Oct 24	$17,012	$23,816	$18,047
Oct 25	$19,065	$29,208	$20,629

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	12.07%	7.67%	6.67%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 650,317,929
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 847,024
InvestmentCompanyPortfolioTurnover	32.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Holdings [Text Block]
Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%

Material Fund Change [Text Block]
C000013592
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class R6: GMDIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$20	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,032,104	$1,020,480	$1,046,500
Oct 17	$1,183,905	$1,257,261	$1,193,115
Oct 18	$1,183,739	$1,250,753	$1,190,490
Oct 19	$1,310,485	$1,408,241	$1,338,825
Oct 20	$1,360,903	$1,477,072	$1,399,206
Oct 21	$1,685,475	$2,027,687	$1,706,891
Oct 22	$1,400,830	$1,623,015	$1,408,015
Oct 23	$1,474,433	$1,793,462	$1,474,754
Oct 24	$1,803,675	$2,381,553	$1,804,686
Oct 25	$2,033,662	$2,920,802	$2,062,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	12.75%	8.37%	7.36%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 650,317,929
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 847,024
InvestmentCompanyPortfolioTurnover	32.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Holdings [Text Block]
Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%

Material Fund Change [Text Block]
C000137832
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Institutional Service Class: NWWJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,557	$51,024	$52,325
Oct 17	$59,111	$62,863	$59,656
Oct 18	$59,048	$62,538	$59,524
Oct 19	$65,309	$70,412	$66,941
Oct 20	$67,752	$73,854	$69,960
Oct 21	$83,850	$101,384	$85,345
Oct 22	$69,629	$81,151	$70,401
Oct 23	$73,247	$89,673	$73,738
Oct 24	$89,466	$119,078	$90,234
Oct 25	$100,780	$146,040	$103,147

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	12.65%	8.27%	7.26%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 650,317,929
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 847,024
InvestmentCompanyPortfolioTurnover	32.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Holdings [Text Block]
Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%

Material Fund Change [Text Block]
C000013593
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Service Class: NSDMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$63	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,441	$51,024	$52,325
Oct 17	$58,770	$62,863	$59,656
Oct 18	$58,520	$62,538	$59,524
Oct 19	$64,524	$70,412	$66,941
Oct 20	$66,719	$73,854	$69,960
Oct 21	$82,376	$101,384	$85,345
Oct 22	$68,192	$81,151	$70,401
Oct 23	$71,483	$89,673	$73,738
Oct 24	$87,038	$119,078	$90,234
Oct 25	$97,814	$146,040	$103,147

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	12.38%	7.95%	6.94%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 650,317,929
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 847,024
InvestmentCompanyPortfolioTurnover	32.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Holdings [Text Block]
Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%

Material Fund Change [Text Block]
C000013582
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class A: NDMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$9,424	$10,000	$10,000
Oct 16	$9,668	$10,205	$10,443
Oct 17	$11,514	$12,573	$12,406
Oct 18	$11,431	$12,508	$12,411
Oct 19	$12,734	$14,082	$14,030
Oct 20	$13,095	$14,771	$14,470
Oct 21	$17,205	$20,277	$18,805
Oct 22	$13,924	$16,230	$15,381
Oct 23	$14,780	$17,935	$16,328
Oct 24	$18,703	$23,816	$20,652
Oct 25	$21,499	$29,208	$24,051

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	14.95%	10.42%	8.60%
Class A (with sales charge)Footnote Reference1	8.30%	9.11%	7.95%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 919,924,484
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,173,829
InvestmentCompanyPortfolioTurnover	33.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Holdings [Text Block]
Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%

Material Fund Change [Text Block]
C000013585
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class R: GMARX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$88	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,225	$10,205	$10,443
Oct 17	$12,149	$12,573	$12,406
Oct 18	$12,011	$12,508	$12,411
Oct 19	$13,341	$14,082	$14,030
Oct 20	$13,689	$14,771	$14,470
Oct 21	$17,919	$20,277	$18,805
Oct 22	$14,455	$16,230	$15,381
Oct 23	$15,304	$17,935	$16,328
Oct 24	$19,291	$23,816	$20,652
Oct 25	$22,127	$29,208	$24,051

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	14.70%	10.08%	8.27%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 919,924,484
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,173,829
InvestmentCompanyPortfolioTurnover	33.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Holdings [Text Block]
Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%

Material Fund Change [Text Block]
C000013586
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class R6: GMIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$20	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,029,712	$1,020,480	$1,044,300
Oct 17	$1,230,653	$1,257,261	$1,240,628
Oct 18	$1,224,941	$1,250,753	$1,241,125
Oct 19	$1,369,642	$1,408,241	$1,402,967
Oct 20	$1,413,433	$1,477,072	$1,447,020
Oct 21	$1,864,858	$2,027,687	$1,880,548
Oct 22	$1,514,314	$1,623,015	$1,538,100
Oct 23	$1,613,070	$1,793,462	$1,632,847
Oct 24	$2,046,521	$2,381,553	$2,065,246
Oct 25	$2,361,553	$2,920,802	$2,405,068

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	15.39%	10.81%	8.97%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 919,924,484
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,173,829
InvestmentCompanyPortfolioTurnover	33.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Holdings [Text Block]
Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%

Material Fund Change [Text Block]
C000137831
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Institutional Service Class: NWWIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,423	$51,024	$52,215
Oct 17	$61,433	$62,863	$62,031
Oct 18	$61,089	$62,538	$62,056
Oct 19	$68,253	$70,412	$70,148
Oct 20	$70,384	$73,854	$72,351
Oct 21	$92,788	$101,384	$94,027
Oct 22	$75,256	$81,151	$76,905
Oct 23	$80,131	$89,673	$81,642
Oct 24	$101,625	$119,078	$103,262
Oct 25	$117,119	$146,040	$120,253

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	15.25%	10.72%	8.88%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 919,924,484
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,173,829
InvestmentCompanyPortfolioTurnover	33.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Holdings [Text Block]
Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%

Material Fund Change [Text Block]
C000013587
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Service Class: NDMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$63	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,323	$51,024	$52,215
Oct 17	$61,105	$62,863	$62,031
Oct 18	$60,576	$62,538	$62,056
Oct 19	$67,465	$70,412	$70,148
Oct 20	$69,343	$73,854	$72,351
Oct 21	$91,070	$101,384	$94,027
Oct 22	$73,674	$81,151	$76,905
Oct 23	$78,120	$89,673	$81,642
Oct 24	$98,757	$119,078	$103,262
Oct 25	$113,535	$146,040	$120,253

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	14.96%	10.36%	8.55%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 919,924,484
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,173,829
InvestmentCompanyPortfolioTurnover	33.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Holdings [Text Block]
Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%

Material Fund Change [Text Block]
C000013594
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class A: NADCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,719	$10,437	$10,464
Oct 17	$10,646	$10,531	$11,464
Oct 18	$10,623	$10,315	$11,416
Oct 19	$11,591	$11,502	$12,748
Oct 20	$12,078	$12,214	$13,488
Oct 21	$13,976	$12,156	$15,429
Oct 22	$11,826	$10,250	$12,902
Oct 23	$12,249	$10,287	$13,383
Oct 24	$14,370	$11,371	$15,832
Oct 25	$15,816	$12,072	$17,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	10.06%	5.54%	5.31%
Class A (with sales charge)Footnote Reference1	3.72%	4.31%	4.69%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 219,923,919
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 294,248
InvestmentCompanyPortfolioTurnover	32.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Holdings [Text Block]
Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%

Material Fund Change [Text Block]
C000013597
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class R: GMMRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$91	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,288	$10,437	$10,464
Oct 17	$11,241	$10,531	$11,464
Oct 18	$11,171	$10,315	$11,416
Oct 19	$12,146	$11,502	$12,748
Oct 20	$12,622	$12,214	$13,488
Oct 21	$14,555	$12,156	$15,429
Oct 22	$12,264	$10,250	$12,902
Oct 23	$12,660	$10,287	$13,383
Oct 24	$14,810	$11,371	$15,832
Oct 25	$16,238	$12,072	$17,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	9.64%	5.17%	4.97%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 219,923,919
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 294,248
InvestmentCompanyPortfolioTurnover	32.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Holdings [Text Block]
Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%

Material Fund Change [Text Block]
C000013598
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class R6: GMIMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,035,297	$1,043,700	$1,046,400
Oct 17	$1,137,684	$1,053,093	$1,146,436
Oct 18	$1,139,136	$1,031,505	$1,141,621
Oct 19	$1,246,980	$1,150,231	$1,274,848
Oct 20	$1,302,902	$1,221,430	$1,348,789
Oct 21	$1,513,231	$1,215,568	$1,542,880
Oct 22	$1,283,407	$1,024,967	$1,290,156
Oct 23	$1,334,295	$1,028,656	$1,338,279
Oct 24	$1,569,370	$1,137,141	$1,583,223
Oct 25	$1,733,303	$1,207,179	$1,765,146

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	10.45%	5.87%	5.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 219,923,919
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 294,248
InvestmentCompanyPortfolioTurnover	32.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Holdings [Text Block]
Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%

Material Fund Change [Text Block]
C000137833
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Institutional Service Class: NWWKX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$36	0.34%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,717	$52,185	$52,320
Oct 17	$56,810	$52,655	$57,322
Oct 18	$56,776	$51,575	$57,081
Oct 19	$62,103	$57,512	$63,742
Oct 20	$64,799	$61,072	$67,439
Oct 21	$75,170	$60,778	$77,144
Oct 22	$63,714	$51,248	$64,508
Oct 23	$66,135	$51,433	$66,914
Oct 24	$77,810	$56,857	$79,161
Oct 25	$85,798	$60,359	$88,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	10.27%	5.77%	5.55%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 219,923,919
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 294,248
InvestmentCompanyPortfolioTurnover	32.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Holdings [Text Block]
Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%

Material Fund Change [Text Block]
C000013599
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Service Class: NSDCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$65	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,559	$52,185	$52,320
Oct 17	$56,459	$52,655	$57,322
Oct 18	$56,301	$51,575	$57,081
Oct 19	$61,345	$57,512	$63,742
Oct 20	$63,903	$61,072	$67,439
Oct 21	$73,903	$60,778	$77,144
Oct 22	$62,421	$51,248	$64,508
Oct 23	$64,585	$51,433	$66,914
Oct 24	$75,720	$56,857	$79,161
Oct 25	$83,263	$60,359	$88,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	9.96%	5.44%	5.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 219,923,919
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 294,248
InvestmentCompanyPortfolioTurnover	32.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Holdings [Text Block]
Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%

Material Fund Change [Text Block]
C000264163
Shareholder Report [Line Items]
Fund Name	Nationwide Large Cap Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Large Cap Equity Portfolio (the "Fund") for the period of August 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Aug 25	$1,000,000	$1,000,000
Oct 25	$1,062,000	$1,076,000

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Class R6 - (Inception 08/22/2025)Footnote Reference1	6.20%
S&P 500® Index	7.60%

Performance Inception Date	Aug. 22, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,136,772,169
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 802,125
InvestmentCompanyPortfolioTurnover	23.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,136,772,169
Number of Portfolio Holdings	430
Portfolio Turnover Rate	23.08%
Advisory Fees - net of reimbursement & waiver, if any	$802,125

Holdings [Text Block]
Common Stocks	97.3%
Total Return Swaps	0.9%
Other assets in excess of liabilities	1.8%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.4%
Software	8.8%
Interactive Media & Services	8.4%
Aerospace & Defense	5.7%
Pharmaceuticals	4.4%
Banks	4.1%
Biotechnology	3.9%
Insurance	3.7%
Broadline Retail	3.7%
Capital Markets	3.6%
Other Industries	42.3%

C000184012
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Class A: NWZLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$144	1.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.26%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 3000® Growth Index
May 17	$9,425	$10,000	$10,000
Oct 17	$10,339	$10,892	$11,241
Oct 18	$10,836	$11,610	$13,078
Oct 19	$12,405	$13,177	$15,215
Oct 20	$15,644	$14,514	$19,505
Oct 21	$20,301	$20,885	$27,855
Oct 22	$14,405	$17,435	$20,983
Oct 23	$17,738	$18,897	$24,618
Oct 24	$25,698	$26,050	$35,307
Oct 25	$32,938	$31,472	$45,755

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 05/31/2017)	28.18%	16.06%	16.02%
Class A (with sales charge)Footnote Reference1	20.82%	14.69%	15.21%
Russell 3000® Index	20.81%	16.74%	14.44%
Russell 3000® Growth Index	29.59%	18.59%	18.70%

Performance Inception Date	May 31, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 229,233,726
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,422,601
InvestmentCompanyPortfolioTurnover	11.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$229,233,726
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,422,601

Holdings [Text Block]
Common Stocks	99.5%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	-1.7%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.6%
Software	13.5%
Interactive Media & Services	12.8%
Entertainment	8.0%
Automobiles	7.5%
Broadline Retail	5.9%
Biotechnology	5.8%
Financial Services	4.8%
Health Care Technology	3.9%
Aerospace & Defense	3.6%
Other IndustriesFootnote Reference#	19.6%

Material Fund Change [Text Block]
C000184013
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Class R6: NWZMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$94	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 3000® Growth Index
May 17	$1,000,000	$1,000,000	$1,000,000
Oct 17	$1,100,000	$1,089,200	$1,124,100
Oct 18	$1,156,658	$1,161,043	$1,307,778
Oct 19	$1,329,387	$1,317,665	$1,521,469
Oct 20	$1,685,073	$1,451,382	$1,950,523
Oct 21	$2,197,426	$2,088,527	$2,785,542
Oct 22	$1,567,146	$1,743,549	$2,098,349
Oct 23	$1,936,296	$1,889,661	$2,461,783
Oct 24	$2,819,370	$2,604,996	$3,530,735
Oct 25	$3,630,475	$3,147,161	$4,575,537

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 05/31/2017)Footnote Reference1	28.77%	16.59%	16.55%
Russell 3000® Index	20.81%	16.74%	14.44%
Russell 3000® Growth Index	29.59%	18.59%	18.70%

Performance Inception Date	May 31, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 229,233,726
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,422,601
InvestmentCompanyPortfolioTurnover	11.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$229,233,726
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,422,601

Holdings [Text Block]
Common Stocks	99.5%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	-1.7%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.6%
Software	13.5%
Interactive Media & Services	12.8%
Entertainment	8.0%
Automobiles	7.5%
Broadline Retail	5.9%
Biotechnology	5.8%
Financial Services	4.8%
Health Care Technology	3.9%
Aerospace & Defense	3.6%
Other IndustriesFootnote Reference#	19.6%

Material Fund Change [Text Block]
C000201554
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Eagle Class: NWADX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$105	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Line Graph [Table Text Block]
	Eagle Class	Russell 3000® Index	Russell 3000® Growth Index
Jun 18	$50,000	$50,000	$50,000
Oct 18	$48,810	$49,945	$49,885
Oct 19	$56,130	$56,682	$58,036
Oct 20	$71,073	$62,435	$74,402
Oct 21	$92,541	$89,843	$106,254
Oct 22	$65,900	$75,003	$80,041
Oct 23	$81,419	$81,288	$93,904
Oct 24	$118,390	$112,060	$134,679
Oct 25	$152,240	$135,383	$174,533

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Eagle Class - (Inception 06/27/2018)Footnote Reference1	28.59%	16.46%	16.37%
Russell 3000® Index	20.81%	16.74%	14.37%
Russell 3000® Growth Index	29.59%	18.59%	18.34%

Performance Inception Date	Jun. 27, 2018
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 229,233,726
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,422,601
InvestmentCompanyPortfolioTurnover	11.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$229,233,726
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,422,601

Holdings [Text Block]
Common Stocks	99.5%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	-1.7%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.6%
Software	13.5%
Interactive Media & Services	12.8%
Entertainment	8.0%
Automobiles	7.5%
Broadline Retail	5.9%
Biotechnology	5.8%
Financial Services	4.8%
Health Care Technology	3.9%
Aerospace & Defense	3.6%
Other IndustriesFootnote Reference#	19.6%

Material Fund Change [Text Block]
C000184014
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Institutional Service Class: NWZNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$103	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 3000® Growth Index
May 17	$50,000	$50,000	$50,000
Oct 17	$54,900	$54,460	$56,205
Oct 18	$57,645	$58,052	$65,389
Oct 19	$66,237	$65,883	$76,073
Oct 20	$83,916	$72,569	$97,526
Oct 21	$109,426	$104,426	$139,277
Oct 22	$78,030	$87,177	$104,917
Oct 23	$96,458	$94,483	$123,089
Oct 24	$140,267	$130,250	$176,537
Oct 25	$180,466	$157,358	$228,777

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 05/31/2017)Footnote Reference1	28.66%	16.55%	16.47%
Russell 3000® Index	20.81%	16.74%	14.44%
Russell 3000® Growth Index	29.59%	18.59%	18.70%

Performance Inception Date	May 31, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 229,233,726
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,422,601
InvestmentCompanyPortfolioTurnover	11.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$229,233,726
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,422,601

Holdings [Text Block]
Common Stocks	99.5%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	-1.7%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.6%
Software	13.5%
Interactive Media & Services	12.8%
Entertainment	8.0%
Automobiles	7.5%
Broadline Retail	5.9%
Biotechnology	5.8%
Financial Services	4.8%
Health Care Technology	3.9%
Aerospace & Defense	3.6%
Other IndustriesFootnote Reference#	19.6%

Material Fund Change [Text Block]
C000127632
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Class A: NWJGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$68	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 15	$9,771	$10,000
Oct 16	$10,224	$10,437
Oct 17	$10,316	$10,531
Oct 18	$10,049	$10,315
Oct 19	$11,228	$11,502
Oct 20	$11,963	$12,214
Oct 21	$11,946	$12,156
Oct 22	$10,035	$10,250
Oct 23	$10,099	$10,287
Oct 24	$11,209	$11,371
Oct 25	$11,866	$12,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.86%	-0.16%	1.96%
Class A (with sales charge)Footnote Reference1	3.52%	-0.63%	1.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 942,387,793
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 2,168,129
InvestmentCompanyPortfolioTurnover	144.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,387,793
Number of Portfolio Holdings	763
Portfolio Turnover Rate	144.82%
Advisory Fees - net of reimbursement & waiver, if any	$2,168,129

Holdings [Text Block]
Corporate Bonds	37.4%
U.S. Treasury Obligations	25.1%
Mortgage-Backed Securities	19.9%
Asset-Backed Securities	11.1%
Repurchase Agreements	4.9%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	0.6%
Other liabilities in excess of assets	-2.5%

Largest Holdings [Text Block]
Banks	7.3%
Capital Markets	4.6%
Insurance	4.4%
Electric Utilities	2.6%
Consumer Finance	2.0%
Oil, Gas & Consumable Fuels	1.4%
Health Care Providers & Services	0.9%
Automobiles	0.9%
Machinery	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	74.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Loomis Core Bond Fund acquired all of the net assets of Nationwide Bond Fund.

C000127634
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Class R6: NWJIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,049,633	$1,043,700
Oct 17	$1,062,942	$1,053,093
Oct 18	$1,040,210	$1,031,505
Oct 19	$1,166,496	$1,150,231
Oct 20	$1,246,439	$1,221,430
Oct 21	$1,247,473	$1,215,568
Oct 22	$1,050,317	$1,024,967
Oct 23	$1,060,032	$1,028,656
Oct 24	$1,178,912	$1,137,141
Oct 25	$1,251,638	$1,207,179

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	6.17%	0.08%	2.27%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 942,387,793
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 2,168,129
InvestmentCompanyPortfolioTurnover	144.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,387,793
Number of Portfolio Holdings	763
Portfolio Turnover Rate	144.82%
Advisory Fees - net of reimbursement & waiver, if any	$2,168,129

Holdings [Text Block]
Corporate Bonds	37.4%
U.S. Treasury Obligations	25.1%
Mortgage-Backed Securities	19.9%
Asset-Backed Securities	11.1%
Repurchase Agreements	4.9%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	0.6%
Other liabilities in excess of assets	-2.5%

Largest Holdings [Text Block]
Banks	7.3%
Capital Markets	4.6%
Insurance	4.4%
Electric Utilities	2.6%
Consumer Finance	2.0%
Oil, Gas & Consumable Fuels	1.4%
Health Care Providers & Services	0.9%
Automobiles	0.9%
Machinery	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	74.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Loomis Core Bond Fund acquired all of the net assets of Nationwide Bond Fund.

C000255576
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Eagle Class: NWAZX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of December 5, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$39	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Eagle Class	Bloomberg U.S. Aggregate Bond Index
Dec 24	$50,000	$50,000
Oct 25	$52,342	$52,600

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Eagle Class - (Inception 12/04/2024)Footnote Reference1	4.68%
Bloomberg U.S. Aggregate Bond Index	5.20%

Performance Inception Date	Dec. 04, 2024
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 942,387,793
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 2,168,129
InvestmentCompanyPortfolioTurnover	144.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,387,793
Number of Portfolio Holdings	763
Portfolio Turnover Rate	144.82%
Advisory Fees - net of reimbursement & waiver, if any	$2,168,129

Holdings [Text Block]
Corporate Bonds	37.4%
U.S. Treasury Obligations	25.1%
Mortgage-Backed Securities	19.9%
Asset-Backed Securities	11.1%
Repurchase Agreements	4.9%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	0.6%
Other liabilities in excess of assets	-2.5%

Largest Holdings [Text Block]
Banks	7.3%
Capital Markets	4.6%
Insurance	4.4%
Electric Utilities	2.6%
Consumer Finance	2.0%
Oil, Gas & Consumable Fuels	1.4%
Health Care Providers & Services	0.9%
Automobiles	0.9%
Machinery	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	74.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Loomis Core Bond Fund acquired all of the net assets of Nationwide Bond Fund.

C000127635
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Institutional Service Class: NWJJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$62	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 15	$50,000	$50,000
Oct 16	$52,361	$52,185
Oct 17	$52,893	$52,655
Oct 18	$51,637	$51,575
Oct 19	$57,706	$57,512
Oct 20	$61,507	$61,072
Oct 21	$61,405	$60,778
Oct 22	$51,627	$51,248
Oct 23	$51,976	$51,433
Oct 24	$57,596	$56,857
Oct 25	$60,998	$60,359

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	5.91%	-0.17%	2.01%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 942,387,793
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 2,168,129
InvestmentCompanyPortfolioTurnover	144.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,387,793
Number of Portfolio Holdings	763
Portfolio Turnover Rate	144.82%
Advisory Fees - net of reimbursement & waiver, if any	$2,168,129

Holdings [Text Block]
Corporate Bonds	37.4%
U.S. Treasury Obligations	25.1%
Mortgage-Backed Securities	19.9%
Asset-Backed Securities	11.1%
Repurchase Agreements	4.9%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	0.6%
Other liabilities in excess of assets	-2.5%

Largest Holdings [Text Block]
Banks	7.3%
Capital Markets	4.6%
Insurance	4.4%
Electric Utilities	2.6%
Consumer Finance	2.0%
Oil, Gas & Consumable Fuels	1.4%
Health Care Providers & Services	0.9%
Automobiles	0.9%
Machinery	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	74.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Loomis Core Bond Fund acquired all of the net assets of Nationwide Bond Fund.

C000127585
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Class A: NWJSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$80	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 15	$9,774	$10,000	$10,000
Oct 16	$9,920	$10,437	$10,131
Oct 17	$9,967	$10,531	$10,199
Oct 18	$9,992	$10,315	$10,234
Oct 19	$10,548	$11,502	$10,734
Oct 20	$11,011	$12,214	$11,098
Oct 21	$11,081	$12,156	$11,092
Oct 22	$10,437	$10,250	$10,551
Oct 23	$10,953	$10,287	$10,892
Oct 24	$11,797	$11,371	$11,572
Oct 25	$12,428	$12,072	$12,159

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.35%	2.45%	2.43%
Class A (with sales charge)Footnote Reference1	2.96%	1.98%	2.20%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	5.07%	1.84%	1.97%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 101,528,517
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 188,619
InvestmentCompanyPortfolioTurnover	199.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,528,517
Number of Portfolio Holdings	462
Portfolio Turnover Rate	199.42%
Advisory Fees - net of reimbursement & waiver, if any	$188,619

Holdings [Text Block]
Corporate Bonds	51.3%
Asset-Backed Securities	23.5%
U.S. Treasury Obligations	17.5%
Repurchase Agreements	9.3%
Commercial Mortgage-Backed Securities	5.0%
Other liabilities in excess of assets	-6.6%

Largest Holdings [Text Block]
Banks	10.7%
Insurance	5.3%
Capital Markets	4.8%
Electric Utilities	3.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.2%
Financial Services	1.9%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.3%
Chemicals	1.3%
Other IndustriesFootnote Reference#	65.4%

Material Fund Change [Text Block]
C000127587
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Class R6: NWJUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,018,154	$1,043,700	$1,013,100
Oct 17	$1,026,425	$1,053,093	$1,019,888
Oct 18	$1,032,319	$1,031,505	$1,023,355
Oct 19	$1,093,234	$1,150,231	$1,073,397
Oct 20	$1,144,863	$1,221,430	$1,109,786
Oct 21	$1,154,982	$1,215,568	$1,109,231
Oct 22	$1,092,862	$1,024,967	$1,055,100
Oct 23	$1,150,806	$1,028,656	$1,089,180
Oct 24	$1,242,337	$1,137,141	$1,157,218
Oct 25	$1,314,526	$1,207,179	$1,215,859

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	5.81%	2.80%	2.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	5.07%	1.84%	1.97%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 101,528,517
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 188,619
InvestmentCompanyPortfolioTurnover	199.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,528,517
Number of Portfolio Holdings	462
Portfolio Turnover Rate	199.42%
Advisory Fees - net of reimbursement & waiver, if any	$188,619

Holdings [Text Block]
Corporate Bonds	51.3%
Asset-Backed Securities	23.5%
U.S. Treasury Obligations	17.5%
Repurchase Agreements	9.3%
Commercial Mortgage-Backed Securities	5.0%
Other liabilities in excess of assets	-6.6%

Largest Holdings [Text Block]
Banks	10.7%
Insurance	5.3%
Capital Markets	4.8%
Electric Utilities	3.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.2%
Financial Services	1.9%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.3%
Chemicals	1.3%
Other IndustriesFootnote Reference#	65.4%

Material Fund Change [Text Block]
C000127588
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Institutional Service Class: NWJVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$54	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$50,924	$52,185	$50,655
Oct 17	$51,296	$52,655	$50,994
Oct 18	$51,501	$51,575	$51,168
Oct 19	$54,567	$57,512	$53,670
Oct 20	$57,118	$61,072	$55,489
Oct 21	$57,599	$60,778	$55,462
Oct 22	$54,480	$51,248	$52,755
Oct 23	$57,304	$51,433	$54,459
Oct 24	$61,817	$56,857	$57,861
Oct 25	$65,347	$60,359	$60,793

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	5.71%	2.73%	2.71%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	5.07%	1.84%	1.97%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 101,528,517
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 188,619
InvestmentCompanyPortfolioTurnover	199.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,528,517
Number of Portfolio Holdings	462
Portfolio Turnover Rate	199.42%
Advisory Fees - net of reimbursement & waiver, if any	$188,619

Holdings [Text Block]
Corporate Bonds	51.3%
Asset-Backed Securities	23.5%
U.S. Treasury Obligations	17.5%
Repurchase Agreements	9.3%
Commercial Mortgage-Backed Securities	5.0%
Other liabilities in excess of assets	-6.6%

Largest Holdings [Text Block]
Banks	10.7%
Insurance	5.3%
Capital Markets	4.8%
Electric Utilities	3.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.2%
Financial Services	1.9%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.3%
Chemicals	1.3%
Other IndustriesFootnote Reference#	65.4%

Material Fund Change [Text Block]
C000013561
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class A: GMXAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	S&P MidCap 400® Index
Oct 15	$9,427	$10,000	$10,000
Oct 16	$9,949	$10,424	$10,626
Oct 17	$12,199	$12,924	$13,121
Oct 18	$12,245	$13,776	$13,255
Oct 19	$13,255	$15,635	$14,450
Oct 20	$13,003	$17,221	$14,284
Oct 21	$19,235	$24,782	$21,269
Oct 22	$16,908	$20,688	$18,815
Oct 23	$16,617	$22,422	$18,615
Oct 24	$21,946	$30,910	$24,756
Oct 25	$23,200	$37,342	$26,336

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.71%	12.28%	9.42%
Class A (with sales charge)Footnote Reference1	-0.38%	10.96%	8.78%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 524,749,763
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,014,290
InvestmentCompanyPortfolioTurnover	15.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$524,749,763
Number of Portfolio Holdings	406
Portfolio Turnover Rate	15.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,014,290

Holdings [Text Block]
Common Stocks	99.9%
Repurchase Agreements	8.8%
Other liabilities in excess of assets	-8.7%

Largest Holdings [Text Block]
Banks	5.8%
Machinery	4.8%
Software	3.7%
Insurance	3.6%
Aerospace & Defense	3.5%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.2%
Construction & Engineering	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Other IndustriesFootnote Reference#	63.8%

C000033117
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class R: GMXRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$105	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	S&P MidCap 400® Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,522	$10,424	$10,626
Oct 17	$12,869	$12,924	$13,121
Oct 18	$12,873	$13,776	$13,255
Oct 19	$13,898	$15,635	$14,450
Oct 20	$13,588	$17,221	$14,284
Oct 21	$20,055	$24,782	$21,269
Oct 22	$17,585	$20,688	$18,815
Oct 23	$17,220	$22,422	$18,615
Oct 24	$22,673	$30,910	$24,756
Oct 25	$23,867	$37,342	$26,336

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	5.27%	11.93%	9.09%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 524,749,763
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,014,290
InvestmentCompanyPortfolioTurnover	15.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$524,749,763
Number of Portfolio Holdings	406
Portfolio Turnover Rate	15.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,014,290

Holdings [Text Block]
Common Stocks	99.9%
Repurchase Agreements	8.8%
Other liabilities in excess of assets	-8.7%

Largest Holdings [Text Block]
Banks	5.8%
Machinery	4.8%
Software	3.7%
Insurance	3.6%
Aerospace & Defense	3.5%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.2%
Construction & Engineering	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Other IndustriesFootnote Reference#	63.8%

C000013564
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class R6: GMXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$28	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	S&P MidCap 400® Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,059,605	$1,042,431	$1,062,600
Oct 17	$1,304,943	$1,292,400	$1,312,098
Oct 18	$1,315,158	$1,377,646	$1,325,482
Oct 19	$1,430,051	$1,563,486	$1,445,040
Oct 20	$1,408,269	$1,722,150	$1,428,422
Oct 21	$2,091,773	$2,478,160	$2,126,921
Oct 22	$1,846,462	$2,068,823	$1,881,474
Oct 23	$1,822,136	$2,242,194	$1,861,531
Oct 24	$2,417,718	$3,090,980	$2,475,650
Oct 25	$2,564,537	$3,734,213	$2,633,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	6.07%	12.74%	9.88%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 524,749,763
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,014,290
InvestmentCompanyPortfolioTurnover	15.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$524,749,763
Number of Portfolio Holdings	406
Portfolio Turnover Rate	15.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,014,290

Holdings [Text Block]
Common Stocks	99.9%
Repurchase Agreements	8.8%
Other liabilities in excess of assets	-8.7%

Largest Holdings [Text Block]
Banks	5.8%
Machinery	4.8%
Software	3.7%
Insurance	3.6%
Aerospace & Defense	3.5%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.2%
Construction & Engineering	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Other IndustriesFootnote Reference#	63.8%

C000175979
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Institutional Service Class: NWXQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$51	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	S&P MidCap 400® Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$55,881	$59,335	$57,165
Oct 18	$56,207	$63,249	$57,748
Oct 19	$60,975	$71,781	$62,957
Oct 20	$59,951	$79,065	$62,233
Oct 21	$88,922	$113,774	$92,665
Oct 22	$78,317	$94,981	$81,971
Oct 23	$77,103	$102,941	$81,102
Oct 24	$102,018	$141,909	$107,858
Oct 25	$108,019	$171,440	$114,739

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	5.88%	12.50%	9.04%
Russell 3000® Index	20.81%	16.74%	14.80%
S&P MidCap 400® Index	6.38%	13.02%	9.66%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 524,749,763
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,014,290
InvestmentCompanyPortfolioTurnover	15.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$524,749,763
Number of Portfolio Holdings	406
Portfolio Turnover Rate	15.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,014,290

Holdings [Text Block]
Common Stocks	99.9%
Repurchase Agreements	8.8%
Other liabilities in excess of assets	-8.7%

Largest Holdings [Text Block]
Banks	5.8%
Machinery	4.8%
Software	3.7%
Insurance	3.6%
Aerospace & Defense	3.5%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.2%
Construction & Engineering	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Other IndustriesFootnote Reference#	63.8%

C000127602
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Class A: NWJCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 15	$9,424	$10,000	$10,000
Oct 16	$10,072	$10,426	$10,630
Oct 17	$13,565	$12,893	$14,456
Oct 18	$14,680	$13,793	$15,761
Oct 19	$17,225	$15,745	$18,633
Oct 20	$19,677	$17,456	$21,392
Oct 21	$27,534	$25,051	$30,118
Oct 22	$22,005	$20,948	$24,248
Oct 23	$25,153	$22,935	$27,883
Oct 24	$35,002	$31,666	$38,930
Oct 25	$43,471	$38,360	$48,608

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	24.19%	17.18%	16.52%
Class A (with sales charge)Footnote Reference1	17.05%	15.80%	15.83%
Russell 1000® Index	21.14%	17.05%	14.39%
NYSE Arca Tech 100 Index℠	24.86%	17.84%	17.31%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 712,897,010
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,442,228
InvestmentCompanyPortfolioTurnover	0.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$712,897,010
Number of Portfolio Holdings	104
Portfolio Turnover Rate	0.31%
Advisory Fees - net of reimbursement & waiver, if any	$1,442,228

Holdings [Text Block]
Common Stocks	99.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	-1.4%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	24.2%
Software	21.2%
Communications Equipment	8.2%
Aerospace & Defense	6.9%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	3.8%
IT Services	3.3%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	16.3%

C000127604
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Class R6: NWJEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$34	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,072,645	$1,042,555	$1,063,000
Oct 17	$1,449,916	$1,289,313	$1,445,574
Oct 18	$1,574,430	$1,379,279	$1,576,109
Oct 19	$1,853,780	$1,574,477	$1,863,276
Oct 20	$2,125,056	$1,745,557	$2,139,227
Oct 21	$2,983,418	$2,505,076	$3,011,818
Oct 22	$2,392,437	$2,094,790	$2,424,815
Oct 23	$2,744,092	$2,293,458	$2,788,294
Oct 24	$3,831,752	$3,166,550	$3,893,017
Oct 25	$4,774,777	$3,835,959	$4,860,821

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	24.61%	17.58%	16.92%
Russell 1000® Index	21.14%	17.05%	14.39%
NYSE Arca Tech 100 Index℠	24.86%	17.84%	17.31%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 712,897,010
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,442,228
InvestmentCompanyPortfolioTurnover	0.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$712,897,010
Number of Portfolio Holdings	104
Portfolio Turnover Rate	0.31%
Advisory Fees - net of reimbursement & waiver, if any	$1,442,228

Holdings [Text Block]
Common Stocks	99.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	-1.4%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	24.2%
Software	21.2%
Communications Equipment	8.2%
Aerospace & Defense	6.9%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	3.8%
IT Services	3.3%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	16.3%

C000127605
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Institutional Service Class: NWJFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$49	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 15	$50,000	$50,000	$50,000
Oct 16	$53,546	$52,128	$53,150
Oct 17	$72,290	$64,466	$72,279
Oct 18	$78,413	$68,964	$78,805
Oct 19	$92,218	$78,724	$93,164
Oct 20	$105,585	$87,278	$106,961
Oct 21	$148,066	$125,254	$150,591
Oct 22	$118,585	$104,740	$121,241
Oct 23	$135,869	$114,673	$139,415
Oct 24	$189,472	$158,328	$194,651
Oct 25	$235,801	$191,798	$243,041

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	24.45%	17.43%	16.78%
Russell 1000® Index	21.14%	17.05%	14.39%
NYSE Arca Tech 100 Index℠	24.86%	17.84%	17.31%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 712,897,010
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,442,228
InvestmentCompanyPortfolioTurnover	0.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$712,897,010
Number of Portfolio Holdings	104
Portfolio Turnover Rate	0.31%
Advisory Fees - net of reimbursement & waiver, if any	$1,442,228

Holdings [Text Block]
Common Stocks	99.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	-1.4%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	24.2%
Software	21.2%
Communications Equipment	8.2%
Aerospace & Defense	6.9%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	3.8%
IT Services	3.3%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	16.3%

C000013565
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class A: GRMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class A	S&P 500® Index
Oct 15	$9,426	$10,000
Oct 16	$9,792	$10,451
Oct 17	$12,034	$12,921
Oct 18	$12,837	$13,870
Oct 19	$14,589	$15,858
Oct 20	$15,904	$17,398
Oct 21	$22,611	$24,863
Oct 22	$19,205	$21,230
Oct 23	$21,020	$23,383
Oct 24	$28,840	$32,274
Oct 25	$34,832	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	20.77%	16.98%	13.96%
Class A (with sales charge)Footnote Reference1	13.82%	15.60%	13.29%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,770,184,284
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,002,366
InvestmentCompanyPortfolioTurnover	3.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Holdings [Text Block]
Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%

C000033118
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class R: GRMRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Line Graph [Table Text Block]
	Class R	S&P 500® Index
Oct 15	$10,000	$10,000
Oct 16	$10,369	$10,451
Oct 17	$12,710	$12,921
Oct 18	$13,540	$13,870
Oct 19	$15,355	$15,858
Oct 20	$16,694	$17,398
Oct 21	$23,643	$24,863
Oct 22	$20,007	$21,230
Oct 23	$21,822	$23,383
Oct 24	$29,842	$32,274
Oct 25	$35,917	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	20.36%	16.56%	13.64%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,770,184,284
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,002,366
InvestmentCompanyPortfolioTurnover	3.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Holdings [Text Block]
Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%

C000013568
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class R6: GRMIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$20	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,043,790	$1,045,100
Oct 17	$1,287,655	$1,292,057
Oct 18	$1,380,250	$1,387,023
Oct 19	$1,574,714	$1,585,784
Oct 20	$1,724,809	$1,739,763
Oct 21	$2,461,673	$2,486,296
Oct 22	$2,098,869	$2,123,048
Oct 23	$2,307,172	$2,338,325
Oct 24	$3,178,158	$3,227,356
Oct 25	$3,852,549	$3,919,624

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	21.22%	17.44%	14.44%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,770,184,284
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,002,366
InvestmentCompanyPortfolioTurnover	3.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Holdings [Text Block]
Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%

C000013570
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Institutional Service Class: GRISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$48	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Institutional Service Class	S&P 500® Index
Oct 15	$50,000	$50,000
Oct 16	$52,029	$52,255
Oct 17	$64,061	$64,603
Oct 18	$68,468	$69,351
Oct 19	$77,945	$79,289
Oct 20	$85,182	$86,988
Oct 21	$121,274	$124,315
Oct 22	$103,082	$106,152
Oct 23	$113,070	$116,916
Oct 24	$155,354	$161,368
Oct 25	$187,851	$195,981

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	20.92%	17.14%	14.15%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,770,184,284
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,002,366
InvestmentCompanyPortfolioTurnover	3.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Holdings [Text Block]
Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%

C000013569
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Service Class: GRMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$64	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
Oct 15	$-	$25,000
Oct 16	$-	$26,128
Oct 17	$-	$32,301
Oct 18	$-	$34,676
Oct 19	$-	$39,645
Oct 20	$-	$43,494
Oct 21	$-	$62,157
Oct 22	$-	$53,076
Oct 23	$-	$58,458
Oct 24	$-	$80,684
Oct 25	$-	$97,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	20.73%	16.96%	13.98%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,770,184,284
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,002,366
InvestmentCompanyPortfolioTurnover	3.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Holdings [Text Block]
Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%

C000013572
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class A: GMRAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Index
Oct 15	$9,425	$10,000	$10,000
Oct 16	$9,775	$10,424	$10,411
Oct 17	$12,426	$12,924	$13,310
Oct 18	$12,588	$13,776	$13,557
Oct 19	$13,135	$15,635	$14,221
Oct 20	$13,088	$17,221	$14,201
Oct 21	$19,594	$24,782	$21,415
Oct 22	$15,879	$20,688	$17,445
Oct 23	$14,442	$22,422	$15,952
Oct 24	$19,255	$30,910	$21,386
Oct 25	$21,900	$37,342	$24,468

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	13.74%	10.85%	8.80%
Class A (with sales charge)Footnote Reference1	7.16%	9.55%	8.15%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 241,515,662
Holdings Count | Holding	1,963
Advisory Fees Paid, Amount	$ 327,507
InvestmentCompanyPortfolioTurnover	14.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$241,515,662
Number of Portfolio Holdings	1,963
Portfolio Turnover Rate	14.57%
Advisory Fees - net of reimbursement & waiver, if any	$327,507

Holdings [Text Block]
Common Stocks	99.4%
Repurchase Agreements	14.4%
Other liabilities in excess of assets	-13.8%

Largest Holdings [Text Block]
Banks	8.1%
Biotechnology	7.2%
Software	5.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.3%
Electronic Equipment, Instruments & Components	3.1%
Oil, Gas & Consumable Fuels	2.9%
Health Care Providers & Services	2.8%
Electrical Equipment	2.7%
Health Care Equipment & Supplies	2.2%
Other IndustriesFootnote Reference#	58.7%

C000033119
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class R: GMSRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$108	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,354	$10,424	$10,411
Oct 17	$13,143	$12,924	$13,310
Oct 18	$13,273	$13,776	$13,557
Oct 19	$13,819	$15,635	$14,221
Oct 20	$13,709	$17,221	$14,201
Oct 21	$20,468	$24,782	$21,415
Oct 22	$16,528	$20,688	$17,445
Oct 23	$15,002	$22,422	$15,952
Oct 24	$19,918	$30,910	$21,386
Oct 25	$22,589	$37,342	$24,468

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1	13.41%	10.50%	8.49%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 241,515,662
Holdings Count | Holding	1,963
Advisory Fees Paid, Amount	$ 327,507
InvestmentCompanyPortfolioTurnover	14.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$241,515,662
Number of Portfolio Holdings	1,963
Portfolio Turnover Rate	14.57%
Advisory Fees - net of reimbursement & waiver, if any	$327,507

Holdings [Text Block]
Common Stocks	99.4%
Repurchase Agreements	14.4%
Other liabilities in excess of assets	-13.8%

Largest Holdings [Text Block]
Banks	8.1%
Biotechnology	7.2%
Software	5.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.3%
Electronic Equipment, Instruments & Components	3.1%
Oil, Gas & Consumable Fuels	2.9%
Health Care Providers & Services	2.8%
Electrical Equipment	2.7%
Health Care Equipment & Supplies	2.2%
Other IndustriesFootnote Reference#	58.7%

C000013575
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class R6: GMRIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$28	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,041,472	$1,042,431	$1,041,100
Oct 17	$1,329,266	$1,292,400	$1,331,046
Oct 18	$1,353,072	$1,377,646	$1,355,671
Oct 19	$1,417,467	$1,563,486	$1,422,099
Oct 20	$1,417,969	$1,722,150	$1,420,108
Oct 21	$2,132,430	$2,478,160	$2,141,522
Oct 22	$1,735,029	$2,068,823	$1,744,484
Oct 23	$1,585,210	$2,242,194	$1,595,156
Oct 24	$2,121,029	$3,090,980	$2,138,626
Oct 25	$2,422,971	$3,734,213	$2,446,802

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	14.24%	11.31%	9.25%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 241,515,662
Holdings Count | Holding	1,963
Advisory Fees Paid, Amount	$ 327,507
InvestmentCompanyPortfolioTurnover	14.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$241,515,662
Number of Portfolio Holdings	1,963
Portfolio Turnover Rate	14.57%
Advisory Fees - net of reimbursement & waiver, if any	$327,507

Holdings [Text Block]
Common Stocks	99.4%
Repurchase Agreements	14.4%
Other liabilities in excess of assets	-13.8%

Largest Holdings [Text Block]
Banks	8.1%
Biotechnology	7.2%
Software	5.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.3%
Electronic Equipment, Instruments & Components	3.1%
Oil, Gas & Consumable Fuels	2.9%
Health Care Providers & Services	2.8%
Electrical Equipment	2.7%
Health Care Equipment & Supplies	2.2%
Other IndustriesFootnote Reference#	58.7%

C000175980
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Institutional Service Class: NWXRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$55	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$56,076	$59,335	$57,510
Oct 18	$56,912	$63,249	$58,574
Oct 19	$59,492	$71,781	$61,444
Oct 20	$59,363	$79,065	$61,358
Oct 21	$89,097	$113,774	$92,528
Oct 22	$72,351	$94,981	$75,373
Oct 23	$66,002	$102,941	$68,921
Oct 24	$88,055	$141,909	$92,403
Oct 25	$100,349	$171,440	$105,718

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	13.96%	11.07%	8.14%
Russell 3000® Index	20.81%	16.74%	14.80%
Russell 2000® Index	14.41%	11.50%	8.63%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 241,515,662
Holdings Count | Holding	1,963
Advisory Fees Paid, Amount	$ 327,507
InvestmentCompanyPortfolioTurnover	14.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$241,515,662
Number of Portfolio Holdings	1,963
Portfolio Turnover Rate	14.57%
Advisory Fees - net of reimbursement & waiver, if any	$327,507

Holdings [Text Block]
Common Stocks	99.4%
Repurchase Agreements	14.4%
Other liabilities in excess of assets	-13.8%

Largest Holdings [Text Block]
Banks	8.1%
Biotechnology	7.2%
Software	5.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.3%
Electronic Equipment, Instruments & Components	3.1%
Oil, Gas & Consumable Fuels	2.9%
Health Care Providers & Services	2.8%
Electrical Equipment	2.7%
Health Care Equipment & Supplies	2.2%
Other IndustriesFootnote Reference#	58.7%

C000238472
Shareholder Report [Line Items]
Fund Name	Nationwide U.S. 130/30 Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide U.S. 130/30 Equity Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$53	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Sep 22	$1,000,000	$1,000,000
Oct 22	$990,000	$981,700
Oct 23	$1,065,649	$1,081,244
Oct 24	$1,434,732	$1,492,333
Oct 25	$1,676,042	$1,812,439

Average Annual Return [Table Text Block]
	1 Year	3 Years	Since inception
Class R6 - (Inception 09/09/2022)Footnote Reference1	16.82%	19.18%	17.86%
S&P 500® Index	21.45%	22.68%	20.29%

Performance Inception Date	Sep. 09, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 346,272,305
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 1,896,911
InvestmentCompanyPortfolioTurnover	89.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$346,272,305
Number of Portfolio Holdings	256
Portfolio Turnover Rate	89.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,896,911

Holdings [Text Block]
Common Stocks	98.3%
Other assets in excess of liabilities	1.7%

Largest Holdings [Text Block]
Software	11.6%
Semiconductors & Semiconductor Equipment	9.1%
Technology Hardware, Storage & Peripherals	8.0%
Interactive Media & Services	6.7%
Insurance	4.5%
Specialty Retail	3.9%
Health Care Equipment & Supplies	3.7%
Broadline Retail	3.7%
Biotechnology	3.6%
Hotels, Restaurants & Leisure	3.1%
Other Industries	42.1%

C000127589
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Class A: NWGPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$110	1.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.15%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,892	$10,424	$10,411
Oct 17	$12,909	$12,924	$13,310
Oct 18	$12,537	$13,776	$13,557
Oct 19	$14,340	$15,635	$14,221
Oct 20	$12,458	$17,221	$14,241
Oct 21	$17,431	$24,782	$21,475
Oct 22	$15,475	$20,688	$17,494
Oct 23	$15,956	$22,422	$15,996
Oct 24	$20,380	$30,910	$21,447
Oct 25	$18,531	$37,343	$24,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	-9.11%Footnote Reference*	8.26%	6.99%
Class A (with sales charge)Footnote Reference1	-14.31%	6.99%	6.36%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 94,564,278
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,246,458
InvestmentCompanyPortfolioTurnover	39.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$94,564,278
Number of Portfolio Holdings	31
Portfolio Turnover Rate	39.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,246,458

Holdings [Text Block]
Common Stocks	98.9%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	-4.2%

Largest Holdings [Text Block]
Health Care Providers & Services	14.2%
Professional Services	10.9%
Chemicals	10.7%
Electronic Equipment, Instruments & Components	10.0%
Building Products	8.7%
Insurance	6.6%
Real Estate Management & Development	5.2%
Aerospace & Defense	4.0%
Machinery	4.0%
Health Care Equipment & Supplies	3.7%
Other IndustriesFootnote Reference#	22.0%

Material Fund Change [Text Block]
C000127591
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Class R6: NWKEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$77	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,053,343	$1,042,431	$1,041,100
Oct 17	$1,379,581	$1,292,400	$1,331,046
Oct 18	$1,344,511	$1,377,646	$1,355,671
Oct 19	$1,543,192	$1,563,486	$1,422,099
Oct 20	$1,345,238	$1,722,150	$1,424,090
Oct 21	$1,888,567	$2,478,160	$2,147,527
Oct 22	$1,683,199	$2,068,823	$1,749,375
Oct 23	$1,741,212	$2,242,194	$1,599,629
Oct 24	$2,232,692	$3,090,980	$2,144,699
Oct 25	$2,036,945	$3,734,291	$2,453,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	-8.80%Footnote Reference*	8.65%	7.37%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 94,564,278
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,246,458
InvestmentCompanyPortfolioTurnover	39.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$94,564,278
Number of Portfolio Holdings	31
Portfolio Turnover Rate	39.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,246,458

Holdings [Text Block]
Common Stocks	98.9%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	-4.2%

Largest Holdings [Text Block]
Health Care Providers & Services	14.2%
Professional Services	10.9%
Chemicals	10.7%
Electronic Equipment, Instruments & Components	10.0%
Building Products	8.7%
Insurance	6.6%
Real Estate Management & Development	5.2%
Aerospace & Defense	4.0%
Machinery	4.0%
Health Care Equipment & Supplies	3.7%
Other IndustriesFootnote Reference#	22.0%

Material Fund Change [Text Block]
C000127592
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Institutional Service Class: NWGSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$84	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$52,599	$52,122	$52,055
Oct 17	$68,840	$64,620	$66,552
Oct 18	$67,028	$68,882	$67,784
Oct 19	$76,826	$78,174	$71,105
Oct 20	$66,933	$86,107	$71,204
Oct 21	$93,888	$123,908	$107,376
Oct 22	$83,591	$103,441	$87,469
Oct 23	$86,435	$112,110	$79,981
Oct 24	$110,719	$154,549	$107,235
Oct 25	$100,920	$186,715	$122,692

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	-8.88%Footnote Reference*	8.56%	7.28%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 94,564,278
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,246,458
InvestmentCompanyPortfolioTurnover	39.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$94,564,278
Number of Portfolio Holdings	31
Portfolio Turnover Rate	39.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,246,458

Holdings [Text Block]
Common Stocks	98.9%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	-4.2%

Largest Holdings [Text Block]
Health Care Providers & Services	14.2%
Professional Services	10.9%
Chemicals	10.7%
Electronic Equipment, Instruments & Components	10.0%
Building Products	8.7%
Insurance	6.6%
Real Estate Management & Development	5.2%
Aerospace & Defense	4.0%
Machinery	4.0%
Health Care Equipment & Supplies	3.7%
Other IndustriesFootnote Reference#	22.0%

Material Fund Change [Text Block]